UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDs
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
BLUE CHIP FUND
September 30, 2006

-----------------------------------------------------------------------------------------------------------
        Shares     Security                                                                           Value
-----------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--99.7%
                 Consumer Discretionary--11.1%
       13,300    Best Buy Company, Inc.                                                            $712,348
       14,900    Carnival Corporation                                                               700,747
       29,700    CBS Corporation - Class "B"                                                        836,649
       18,600    Clear Channel Communications, Inc.                                                 536,610
       18,214 *  Comcast Corporation - Class "A"                                                    671,186
       18,100 *  Comcast Corporation - Special Class "A"                                            666,261
       35,800    Gap, Inc.                                                                          678,410
       20,800    H&R Block, Inc.                                                                    452,192
       22,600    Hilton Hotels Corporation                                                          629,410
       49,900    Home Depot, Inc.                                                                 1,809,873
        5,300 *  Kohl's Corporation                                                                 344,076
       32,600    Lowe's Companies, Inc.                                                             914,756
       36,700    McDonald's Corporation                                                           1,435,704
       53,600    News Corporation, Inc. - Class "A"                                               1,053,240
       11,900    NIKE, Inc.- Class "B"                                                            1,042,678
       26,200    Target Corporation                                                               1,447,550
       89,700    Time Warner, Inc.                                                                1,635,231
       19,200    TJX Companies, Inc.                                                                538,176
       14,700    Tribune Company                                                                    480,984
       22,400 *  Viacom, Inc. - Class "B"                                                           832,832
       48,300    Walt Disney Company                                                              1,492,953
       11,280 *  Wyndham Worldwide Corporation                                                      315,502
------------------------------------------------------------------------------------------------------------
                                                                                                 19,227,368
------------------------------------------------------------------------------------------------------------
                 Consumer Staples--11.9%
       27,400    Altria Group, Inc.                                                               2,097,470
       25,200    Anheuser-Busch Companies, Inc.                                                   1,197,252
       32,400    Avon Products, Inc.                                                                993,384
       50,900    Coca-Cola Company                                                                2,274,212
       15,900    Coca-Cola Enterprises, Inc.                                                        331,197
       10,000    Colgate-Palmolive Company                                                          621,000
       13,200    Costco Wholesale Corporation                                                       655,776
       32,300    CVS Corporation                                                                  1,037,476
        9,400    Estee Lauder Companies, Inc. - Class "A"                                           379,102
       12,100    General Mills, Inc.                                                                684,860
        9,200    Hershey Foods Corporation                                                          491,740
       19,900    Kimberly-Clark Corporation                                                       1,300,664
       35,000    PepsiCo, Inc.                                                                    2,284,100
       46,335    Procter & Gamble Company                                                         2,871,843
       17,200    Walgreen Company                                                                   763,508
       52,900    Wal-Mart Stores, Inc.                                                            2,609,028
------------------------------------------------------------------------------------------------------------
                                                                                                 20,592,612
------------------------------------------------------------------------------------------------------------
                 Energy--9.3%
       12,200    BP PLC (ADR)                                                                       800,076
       52,900    Chevron Corporation                                                              3,431,094
       25,771    ConocoPhillips                                                                   1,534,148
       84,500    ExxonMobil Corporation                                                           5,669,950
       27,400    Halliburton Company                                                                779,530
       29,800    Schlumberger, Ltd.                                                               1,848,494
       19,900 *  Transocean, Inc.                                                                 1,457,277
       10,800    Valero Energy Corporation                                                          555,876
------------------------------------------------------------------------------------------------------------
                                                                                                 16,076,445
------------------------------------------------------------------------------------------------------------
                 Financials--20.0%
       16,000    ACE, Ltd.                                                                          875,680
       10,100    Allstate Corporation                                                               633,573
       32,500    American Express Company                                                         1,822,600
       44,400    American International Group, Inc.                                               2,941,944
        6,500    Ameriprise Financial, Inc.                                                         304,850
       66,514    Bank of America Corporation                                                      3,563,155
       42,300    Bank of New York Company, Inc.                                                   1,491,498
          250 *  Berkshire Hathaway, Inc. - Class "B"                                               793,500
       15,900    Capital One Financial Corporation                                                1,250,694
       12,200    Chubb Corporation                                                                  633,912
       89,500    Citigroup, Inc.                                                                  4,445,465
       10,400    Fannie Mae                                                                         581,464
       14,500    Freddie Mac                                                                        961,785
        3,200    Goldman Sachs Group, Inc.                                                          541,344
       60,132    JPMorgan Chase & Company                                                         2,823,799
        7,000    Lehman Brothers Holdings, Inc.                                                     517,020
       14,500    Marsh & McLennan Companies, Inc.                                                   408,175
       13,400    Mellon Financial Corporation                                                       523,940
       17,400    Merrill Lynch & Company, Inc.                                                    1,361,028
       29,000    Morgan Stanley                                                                   2,114,390
       15,000    St. Paul Travelers Companies, Inc.                                                 703,350
        7,500    SunTrust Banks, Inc.                                                               579,600
       20,500    U.S. Bancorp                                                                       681,010
       27,400    Wachovia Corporation                                                             1,528,920
       22,400    Washington Mutual, Inc.                                                            973,728
       45,800    Wells Fargo & Company                                                            1,657,044
------------------------------------------------------------------------------------------------------------
                                                                                                 34,713,468
------------------------------------------------------------------------------------------------------------
                 Health Care--13.1%
       33,500    Abbott Laboratories                                                              1,626,760
       29,200    Aetna, Inc.                                                                      1,154,860
       27,700 *  Amgen, Inc.                                                                      1,981,381
       14,500    Baxter International, Inc.                                                         659,170
       34,300 *  Boston Scientific Corporation                                                      507,297
       46,200    Bristol-Myers Squibb Company                                                     1,151,304
       60,800    Johnson & Johnson                                                                3,948,352
       29,300    Medtronic, Inc.                                                                  1,360,692
       22,800    Merck & Company, Inc.                                                              955,320
       30,500    Novartis AG (ADR)                                                                1,782,420
      129,640    Pfizer, Inc.                                                                     3,676,590
       12,800 *  St. Jude Medical, Inc.                                                             451,712
       13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                                         449,988
        9,600 *  Triad Hospitals, Inc.                                                              422,688
       29,200    UnitedHealth Group, Inc.                                                         1,436,640
       21,900    Wyeth                                                                            1,113,396
------------------------------------------------------------------------------------------------------------
                                                                                                 22,678,570
------------------------------------------------------------------------------------------------------------
                 Industrials--11.8%
       18,500    3M Company                                                                       1,376,770
       13,400    Boeing Company                                                                   1,056,590
       16,300    Caterpillar, Inc.                                                                1,072,540
       12,000    Dover Corporation                                                                  569,280
       13,600    Emerson Electric Company                                                         1,140,496
      145,500    General Electric Company                                                         5,136,150
       19,700    Honeywell International, Inc.                                                      805,730
       10,600    Illinois Tool Works, Inc.                                                          475,940
        9,200    ITT Industries, Inc.                                                               471,684
       15,300    Lockheed Martin Corporation                                                      1,316,718
       28,700    Masco Corporation                                                                  786,954
       12,500    Northrop Grumman Corporation                                                       850,875
       60,100    Tyco International, Ltd.                                                         1,682,199
        7,000    Union Pacific Corporation                                                          616,000
       13,500    United Parcel Service, Inc. - Class "B"                                            971,190
       33,700    United Technologies Corporation                                                  2,134,895
------------------------------------------------------------------------------------------------------------
                                                                                                 20,464,011
------------------------------------------------------------------------------------------------------------
                 Information Technology--15.8%
       13,600    Accenture, Ltd. - Class "A"                                                        431,256
       12,500    Analog Devices, Inc.                                                               367,375
        5,600 *  Apple Computer, Inc.                                                               431,368
       27,900    Applied Materials, Inc.                                                            494,667
       10,000    Automatic Data Processing, Inc.                                                    473,400
       84,800 *  Cisco Systems, Inc.                                                              1,950,400
       46,800 *  Corning, Inc.                                                                    1,142,388
       60,800 *  Dell, Inc.                                                                       1,388,672
       13,500 *  eBay, Inc.                                                                         382,860
      121,400 *  EMC Corporation                                                                  1,454,372
       33,800    First Data Corporation                                                           1,419,600
       33,400    Hewlett-Packard Company                                                          1,225,446
      114,800    Intel Corporation                                                                2,361,436
       26,300    International Business Machines Corporation                                      2,155,022
       13,400    Maxim Integrated Products, Inc.                                                    376,138
      180,600    Microsoft Corporation                                                            4,935,798
       34,700    Motorola, Inc.                                                                     867,500
       72,800    Nokia Corporation - Class "A" (ADR)                                              1,433,432
       74,900 *  Oracle Corporation                                                               1,328,726
       14,500    QUALCOMM, Inc.                                                                     527,075
       34,620 *  Symantec Corporation                                                               736,714
       39,300    Texas Instruments, Inc.                                                          1,306,725
       19,700 *  Xerox Corporation                                                                  306,532
------------------------------------------------------------------------------------------------------------
                                                                                                 27,496,902
------------------------------------------------------------------------------------------------------------
                 Materials--2.7%
       19,400    Alcoa, Inc.                                                                        543,976
       30,676 *  Cemex SA de CV (ADR)                                                               922,734
       32,100    Dow Chemical Company                                                             1,251,258
       21,100    DuPont (E.I.) de Nemours & Company                                                 903,924
       23,800    International Paper Company                                                        824,194
        6,700    Newmont Mining Corporation                                                         286,425
------------------------------------------------------------------------------------------------------------
                                                                                                  4,732,511
------------------------------------------------------------------------------------------------------------
                 Telecommunication Services--2.7%
       53,200    AT&T, Inc.                                                                       1,732,192
       74,222    Sprint Nextel Corporation                                                        1,272,907
       44,500    Verizon Communications, Inc.                                                     1,652,285
------------------------------------------------------------------------------------------------------------
                                                                                                  4,657,384
------------------------------------------------------------------------------------------------------------
                 Utilities--1.3%
       58,300    Duke Energy Corporation                                                          1,760,660
       11,200    FPL Group, Inc.                                                                    504,000
------------------------------------------------------------------------------------------------------------
                                                                                                  2,264,660
------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $124,040,667)                             99.7%                172,903,931
Other Assets, Less Liabilities                                               .3                     544,010
------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%               $173,447,941
============================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

At September 30, 2006, the cost of investments for federal income tax purposes was $127,459,479.
Accumulated net unrealized appreciation on investments was $45,444,452, consisting of
$48,958,512 gross unrealized appreciation and $3,514,060 gross unrealized depreciation.



Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
    Principal                                                                  Interest
       Amount   Security                                                       Rate*                    Value
--------------------------------------------------------------------------------------------------------------
                CORPORATE NOTES--36.3%
         $300M  Gannett Co., Inc., 10/27/06  +                                 5.20%                 $298,829
          250M  General Electric Capital Corp., 10/23/06                       5.24                   249,161
          250M  Madison Gas & Electric Co., 10/13/06                           5.21                   249,528
          300M  McGraw-Hill Cos., Inc., 10/20/06                               5.20                   299,132
          250M  Merrill Lynch & Co., Inc., 11/17/06                            5.23                   248,254
          298M  New Jersey Natural Gas Co., 10/6/06                            5.23                   297,740
          250M  Pitney Bowes, Inc., 10/16/06  +                                5.21                   249,420
          350M  Prudential Funding Corp., 10/13/06                             5.22                   349,336
          250M  Wal-Mart Stores, Inc., 10/3/06  +                              5.21                   249,891
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $2,491,291)                                                    2,491,291
--------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS--38.9%
                Fannie Mae:
          100M    10/6/06                                                      4.83                    99,965
          150M    2/12/07                                                      5.00                   149,190
                Federal Home Loan Bank:
          200M    10/11/06                                                     5.15                   199,685
          300M    10/17/06                                                     5.30                   299,833
          330M    11/24/06                                                     5.49                   328,790
          200M    3/16/07                                                      5.07                   199,060
          220M    4/9/07                                                       5.47                   218,381
          100M    4/30/07                                                      5.23                    98,712
          195M    8/1/07                                                       5.50                   195,055
          100M    10/2/07                                                      5.50                   100,000
          100M    10/12/07                                                     5.37                   100,000
                Freddie Mac:
          200M    11/3/06                                                      4.51                   200,003
          195M    11/9/06                                                      4.67                   194,962
          140M    5/11/07                                                      5.30                   140,000
          150M    6/22/07                                                      5.42                   150,000
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,673,636)                                 2,673,636
--------------------------------------------------------------------------------------------------------------
                FLOATING RATE NOTES--13.3%
          100M  Advanced Packaging Corp., 10/1/36 (LOC Fifth Third Bank)       5.33                   100,000
          110M  Freddie Mac, 7/6/07                                            5.35                   109,943
          200M  International Business Machines Corp., 6/28/07                 5.36                   200,091
          250M  US Bank, NA, 1/25/07                                           5.45                   250,000
          250M  Wachovia Bank, NA, 12/4/06                                     5.34                   250,000
--------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $910,034)                                                    910,034
--------------------------------------------------------------------------------------------------------------
                BANKERS' ACCEPTANCES--8.6%
          300M  Bank of America Corp., 10/2/06                                 5.26                   299,912
          289M  JPMorgan Chase & Co., 10/19/06                                 5.40                   288,169
--------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $588,081)                                                   588,081
--------------------------------------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT--4.4%
          300M  First Tennessee Bank, NA, 10/25/06 (cost $300,000)             5.43                   300,000
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,963,042)**                                101.5%                6,963,042
Excess of Liabilities Over Other Assets                                        (1.5)                 (100,095)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%               $6,862,947
==============================================================================================================


 * The interest rates shown are the effective rates at the time of purchase by the Fund.

   The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2006.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2006, the Fund held three Section
   4(2) securities with an aggregate value of $798,140 representing 11.6% of the Fund's net assets.



Portfolio of Investments (unaudited)
DISCOVERY FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                           Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--97.1%
                   Consumer Discretionary--13.6%
       89,400      Catalina Marketing Corporation                                                  $2,458,500
       77,200      Dillard's, Inc. - Class "A"                                                      2,526,756
       66,000      Jackson Hewitt Tax Service, Inc.                                                 1,980,660
      156,500      Journal Communications, Inc.                                                     1,763,755
       55,100      Media General, Inc.- Class "A"                                                   2,078,372
       83,800  *   Payless ShoeSource, Inc.                                                         2,086,620
       70,200  *   Rent-A-Center, Inc.                                                              2,056,158
       71,800  *   Scholastic Corporation                                                           2,236,570
      157,200  *   Tempur-Pedic International, Inc.                                                 2,699,124
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,886,515
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--8.7%
      126,600      Chiquita Brands International, Inc.                                              1,693,908
       62,175      Church & Dwight Co., Inc.                                                        2,431,664
       75,900      Flowers Foods, Inc.                                                              2,040,192
       64,700      Hormel Foods Corporation                                                         2,327,906
       49,100      Lancaster Colony Corporation                                                     2,197,716
       71,489      Tootsie Roll Industries, Inc.                                                    2,095,343
--------------------------------------------------------------------------------------------------------------
                                                                                                   12,786,729
--------------------------------------------------------------------------------------------------------------
                   Energy--2.6%
       53,800  *   Denbury Resources, Inc.                                                          1,554,820
      146,800  *   Parker Drilling Company                                                          1,039,344
       30,200  *   Swift Energy Company                                                             1,262,964
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,857,128
--------------------------------------------------------------------------------------------------------------
                   Financials--6.0%
        8,000  *   Alleghany Corporation                                                            2,312,080
       78,800      Calamos Asset Management, Inc. - Class "A"                                       2,310,416
       58,500      Harleysville Group, Inc.                                                         2,046,915
       65,050      HCC Insurance Holdings, Inc.                                                     2,138,844
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,808,255
--------------------------------------------------------------------------------------------------------------
                   Health Care--7.7%
       94,200  *   AMN Healthcare Services, Inc.                                                    2,237,250
       90,500  *   AmSurg Corporation                                                               2,014,530
       38,600  *   Humana, Inc.                                                                     2,551,074
       56,200  *   Magellan Health Services, Inc.                                                   2,394,120
       52,400      West Pharmaceutical Services, Inc.                                               2,057,748
--------------------------------------------------------------------------------------------------------------
                                                                                                   11,254,722
--------------------------------------------------------------------------------------------------------------
                   Industrials--20.6%
       33,050      Carlisle Companies, Inc.                                                         2,779,505
       73,800      CLARCOR, Inc.                                                                    2,250,162
       88,800  *   Continental Airlines, Inc. - Class "B"                                           2,513,928
       66,600      Curtiss-Wright Corporation                                                       2,021,310
       59,500      HNI Corporation                                                                  2,474,010
       25,300  *   Jacobs Engineering Group, Inc.                                                   1,890,669
       54,500      John H. Harland Company                                                          1,986,525
       74,100  *   Kansas City Southern, Inc.                                                       2,023,671
       44,000      Kennametal, Inc.                                                                 2,492,600
       48,500  *   NCI Building Systems, Inc.                                                       2,821,245
       47,700      United Industrial Corporation                                                    2,551,950
       58,300      Wabtec Corporation                                                               1,581,679
       79,200      Woodward Governor Company                                                        2,656,368
--------------------------------------------------------------------------------------------------------------
                                                                                                   30,043,622
--------------------------------------------------------------------------------------------------------------
                   Information Technology--22.4%
       89,000  *   Avnet, Inc.                                                                      1,746,180
      131,700      AVX Corporation                                                                  2,329,773
       69,900  *   Cabot Microelectronics Corporation                                               2,014,518
       40,400      CDW Corporation                                                                  2,491,872
      120,700  *   Checkpoint Systems, Inc.                                                         1,992,757
      131,600  *   Convergys Corporation                                                            2,717,540
       45,700      Imation Corporation                                                              1,834,855
       64,300  *   Intergraph Corporation                                                           2,757,184
       68,700  *   MEMC Electronic Materials, Inc.                                                  2,516,481
       83,400      MoneyGram International, Inc.                                                    2,423,604
      160,850  *   Overland Storage, Inc.                                                           1,037,482
       42,300      Reynolds and Reynolds Company - Class "A"                                        1,671,273
       44,400  *   Rogers Corporation                                                               2,741,700
      185,800  *   Tyler Technologies, Inc.                                                         2,402,394
       55,750  *   Varian Semiconductor Equipment Associates, Inc.                                  2,046,025
--------------------------------------------------------------------------------------------------------------
                                                                                                   32,723,638
--------------------------------------------------------------------------------------------------------------
                   Materials--4.4%
       40,300      AptarGroup, Inc.                                                                 2,050,464
      108,400      Commercial Metals Company                                                        2,203,772
       62,900      Eagle Materials, Inc.                                                            2,118,472
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,372,708
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--4.7%
       57,900      CenturyTel, Inc.                                                                 2,296,893
      247,500  *   Premiere Global Services, Inc.                                                   2,148,300
       59,275      Telephone & Data Systems, Inc. - Special Shares                                  2,421,384
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,866,577
--------------------------------------------------------------------------------------------------------------
                   Utilities--6.4%
      144,100  *   CMS Energy Corporation                                                           2,080,804
      384,700  *   Dynegy, Inc. - Class "A"                                                         2,131,238
       90,400      Energy East Corporation                                                          2,144,288
       46,100      NSTAR                                                                            1,537,896
       61,600      Pepco Holdings, Inc.                                                             1,488,872
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,383,098
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $122,208,265)                                                  141,982,992
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.9%
       $4,300M     Federal Home Loan Bank, 4.75%, 10/2/06 (cost $4,298,865)                         4,298,865
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $126,507,130)                              100.0%                146,281,857
Excess of Liabilities Over Other Assets                                        .0                     (56,180)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%               $146,225,677
==============================================================================================================

* Non-income producing

  At September 30, 2006, the cost of investments for federal income tax purposes was $126,628,555.
  Accumulated net unrealized appreciation on investments was $19,653,302, consisting of $24,857,364 gross unrealized appreciation and $5,204,062 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FOCUSED EQUITY FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--97.6%
                 Consumer Discretionary--4.9%
        7,500    CBS Corporation - Class "B"                                                       $211,275
        3,300    Federated Department Stores, Inc.                                                  142,593
        5,250 *  Viacom, Inc. - Class "B"                                                           195,195
------------------------------------------------------------------------------------------------------------
                                                                                                    549,063
------------------------------------------------------------------------------------------------------------
                 Consumer Staples--11.9%
        4,500    Altria Group, Inc.                                                                 344,475
        2,400    Coca-Cola Company                                                                  107,232
        3,500    General Mills, Inc.                                                                198,100
        5,200    PepsiCo, Inc.                                                                      339,352
        5,600    Procter & Gamble Company                                                           347,088
------------------------------------------------------------------------------------------------------------
                                                                                                  1,336,247
------------------------------------------------------------------------------------------------------------
                 Energy--8.9%
        6,000    Chesapeake Energy Corporation                                                      173,880
        5,900    ConocoPhillips                                                                     351,227
        6,600    Halliburton Company                                                                187,770
        3,200    Noble Energy, Inc.                                                                 145,888
        3,600    Petro-Canada                                                                       145,188
------------------------------------------------------------------------------------------------------------
                                                                                                  1,003,953
------------------------------------------------------------------------------------------------------------
                 Financials--17.9%
        4,500    ACE, Ltd.                                                                          246,285
        8,600    Bank of America Corporation                                                        460,702
        7,400    Citigroup, Inc.                                                                    367,558
        2,200    Merrill Lynch & Company, Inc.                                                      172,084
        3,100    MetLife, Inc.                                                                      175,708
        2,300    PNC Financial Services Group, Inc.                                                 166,612
        3,100    State Street Corporation                                                           193,440
        4,000    UBS AG                                                                             237,240
------------------------------------------------------------------------------------------------------------
                                                                                                  2,019,629
------------------------------------------------------------------------------------------------------------
                 Health Care--18.8%
        3,900    Abbott Laboratories                                                                189,384
          600    Alcon, Inc.                                                                         68,700
        3,300 *  Amgen, Inc.                                                                        236,049
        4,300    Eli Lilly & Company                                                                245,100
        5,700 *  Forest Laboratories, Inc.                                                          288,477
        4,100 *  Medco Health Solutions, Inc.                                                       246,451
        7,100    Medtronic, Inc.                                                                    329,724
       15,100    Schering-Plough Corporation                                                        333,559
        2,400 *  WellPoint, Inc.                                                                    184,920
------------------------------------------------------------------------------------------------------------
                                                                                                  2,122,364
------------------------------------------------------------------------------------------------------------
                 Industrials--12.6%
        3,000    Boeing Company                                                                     236,550
        1,300    Fluor Corporation                                                                   99,957
        8,700    General Electric Company                                                           307,110
        1,800    Lockheed Martin Corporation                                                        154,908
        2,100    United Parcel Service, Inc. - Class "B"                                            151,074
        3,600    United Technologies Corporation                                                    228,060
        6,500    Waste Management, Inc.                                                             238,420
------------------------------------------------------------------------------------------------------------
                                                                                                  1,416,079
------------------------------------------------------------------------------------------------------------
                 Information Technology--18.0%
        7,900    Accenture, Ltd. - Class "A"                                                        250,509
        6,300 *  Adobe Systems, Inc.                                                                235,935
        9,900 *  Cisco Systems, Inc.                                                                227,700
        7,700 *  Corning, Inc.                                                                      187,957
       16,500 *  EMC Corporation                                                                    197,670
          580 *  Google, Inc. - Class "A"                                                           233,102
        3,000    Hewlett-Packard Company                                                            110,070
       11,100    Microsoft Corporation                                                              303,363
        6,100 *  Oracle Corporation                                                                 108,214
        4,700    QUALCOMM, Inc.                                                                     170,845
------------------------------------------------------------------------------------------------------------
                                                                                                  2,025,365
------------------------------------------------------------------------------------------------------------
                 Telecommunication Services--1.0%
        6,440    Sprint Nextel Corporation                                                          110,446
------------------------------------------------------------------------------------------------------------
                 Utilities--3.6%
        2,700    Dominion Resources, Inc.                                                           206,523
        3,200    Exelon Corporation                                                                 193,728
------------------------------------------------------------------------------------------------------------
                                                                                                    400,251
------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,765,361)                                                   10,983,397
------------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT--2.1%
         $237M   UBS Securities 5%, dated 9/29/06, to be
                   repurchased at $237,099 on 10/2/06
                  (collateralized by U.S. Treasury Bonds, 7.625%,
                   2/15/25, valued at $244,866) (cost $237,000)                                     237,000
------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $10,002,361)                                   99.7%            11,220,397
Other Assets, Less Liabilities                                                    .3                 35,124
------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%           $11,255,521
============================================================================================================

* Non-income producing

  At September 30, 2006, the cost of investments for federal income tax purposes was $10,043,429.
  Accumulated net unrealized appreciation on investments was $1,176,968, consisting of
  $1,410,561 gross unrealized appreciation and $233,593 gross unrealized depreciation.



Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2006

     Principal
        Amount  Security                                                                             Value
-----------------------------------------------------------------------------------------------------------
                MORTGAGE-BACKED CERTIFICATES--80.3%
                Fannie Mae--14.6%
         $448M    5%, 1/1/2035                                                                    $431,581
        1,223M    5.5%, 10/1/2032 - 7/1/2034                                                     1,208,253
          159M    7%, 5/1/2031                                                                     165,262
          601M    9%, 6/1/2015 - 11/1/2026                                                         652,147
          375M    11%, 10/1/2015                                                                   421,537
-----------------------------------------------------------------------------------------------------------
                                                                                                 2,878,780
-----------------------------------------------------------------------------------------------------------
                Freddie Mac--10.3%
        1,680M    6%, 8/1/2032 - 10/1/2035                                                       1,691,311
          322M    6.5%, 7/1/2032 - 12/1/2032                                                       328,966
-----------------------------------------------------------------------------------------------------------
                                                                                                 2,020,277
-----------------------------------------------------------------------------------------------------------
                Government National Mortgage Association I Program--55.4%
        1,255M    5%, 6/15/2033 - 5/15/2034                                                      1,221,816
        3,798M    5.5%, 2/15/2033 - 1/15/2036                                                    3,776,093
        2,865M    6%, 11/15/2032 - 5/15/2036                                                     2,904,494
        1,325M    6.5%, 7/15/2032 - 8/15/2036                                                    1,364,761
        1,289M    7%, 1/15/2030 - 10/15/2032                                                     1,341,640
          262M    10%, 5/15/2019 - 8/15/2019                                                       297,487
-----------------------------------------------------------------------------------------------------------
                                                                                                10,906,291
-----------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $15,997,095)                                  15,805,348
-----------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS--10.0%
        1,000M  Federal Farm Credit Bank, 5.5%, 2015                                               989,032
        1,000M  Federal Home Loan Bank, 5%, 2012                                                   985,466
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,981,355)                              1,974,498
-----------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--5.1%
          911M   FDA Queens LP, 6.99%, 2017 (cost $1,036,018) +                                    990,914
-----------------------------------------------------------------------------------------------------------
                 SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--5.7%
                 U.S. Treasury Bills:
          375M     4.2%, 10/12/06                                                                  374,475
          350M     4.61%, 10/12/06                                                                 349,462
          400M     4.615%, 10/19/06                                                                399,025
-----------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $1,122,962)                          1,122,962
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,137,430)                                        101.1%     19,893,722
Excess of Liabilities Over Other Assets                                               (1.1)       (217,679)
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $19,676,043
===========================================================================================================

+ Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
  1933 and may only be sold to qualified institutional investors.  At September 30, 2006, the Fund held one 144A security with a value of $990,914 representing 5.1% of the Fund's net assets.

  At September 30, 2006, the cost of investments for federal income tax purposes was $20,137,430.
  Accumulated net unrealized depreciation on investments was $243,708, consisting of
  $68,804 gross unrealized appreciation and $312,512 gross unrealized depreciation.



Portfolio of Investments (unaudited)
GROWTH FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                           Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--96.7%
                   Consumer Discretionary--9.8%
       18,400      Abercrombie & Fitch Company - Class "A"                                         $1,278,432
       45,800  *   Carter's, Inc.                                                                   1,208,662
      121,050      CBS Corporation - Class "B"                                                      3,409,978
       39,950  *   Coldwater Creek, Inc.                                                            1,148,962
       38,700      Federated Department Stores, Inc.                                                1,672,227
        6,200  *   Fossil, Inc.                                                                       133,548
       41,825  *   Jos. A. Bank Clothiers, Inc.                                                     1,253,077
       40,200  *   O'Reilly Automotive, Inc.                                                        1,335,042
       68,500  *   Penn National Gaming, Inc.                                                       2,501,620
       25,600  *   Priceline.com, Inc.                                                                941,824
       41,200  *   RARE Hospitality International, Inc.                                             1,259,072
       34,000  *   Scientific Games Corporation - Class "A"                                         1,081,200
       27,100  *   Shuffle Master, Inc.                                                               731,971
       31,100  *   Steiner Leisure, Ltd.                                                            1,307,755
       24,800      TJX Companies, Inc.                                                                695,144
       49,900  *   Univision Communications, Inc. - Class "A"                                       1,713,566
       80,950  *   Viacom, Inc. - Class "B"                                                         3,009,721
--------------------------------------------------------------------------------------------------------------
                                                                                                   24,681,801
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--7.7%
       53,100      Altria Group, Inc.                                                               4,064,805
        6,300  *   Bare Escentuals, Inc.                                                              171,045
       30,100      Coca-Cola Company                                                                1,344,868
       71,800      General Mills, Inc.                                                              4,063,880
       11,400      Loews Corporation-Carolina Group                                                   631,446
       61,800      PepsiCo, Inc.                                                                    4,033,068
       68,200      Procter & Gamble Company                                                         4,227,036
       14,600      Wal-Mart Stores, Inc.                                                              720,072
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,256,220
--------------------------------------------------------------------------------------------------------------
                   Energy--8.8%
       11,500      Cameco Corporation                                                                 420,555
      114,400      Chesapeake Energy Corporation                                                    3,315,312
       39,200  *   Complete Production Services, Inc.                                                 773,808
       49,000      ConocoPhillips                                                                   2,916,970
       67,500      ExxonMobil Corporation                                                           4,529,250
       18,500  *   National-Oilwell Varco, Inc.                                                     1,083,175
      102,600      Noble Energy, Inc.                                                               4,677,534
       77,000      Patterson-UTI Energy, Inc.                                                       1,829,520
       32,100      Schlumberger, Ltd.                                                               1,991,163
       22,100      Woodside Petroleum, Ltd. (ADR)                                                     647,318
--------------------------------------------------------------------------------------------------------------
                                                                                                   22,184,605
--------------------------------------------------------------------------------------------------------------
                   Financials--17.1%
       51,600      ACE, Ltd.                                                                        2,824,068
       24,800  *   Affiliated Managers Group, Inc.                                                  2,482,728
       32,774      American International Group, Inc.                                               2,171,605
      109,000      Bank of America Corporation                                                      5,839,130
       99,152      Citigroup, Inc.                                                                  4,924,880
      131,100  *   E*TRADE Financial Corporation                                                    3,135,912
       21,400      First Marblehead Corporation                                                     1,482,164
       33,900      IndyMac Bancorp, Inc.                                                            1,395,324
       25,600      Merrill Lynch & Company, Inc.                                                    2,002,432
       67,100  *   NASDAQ Stock Market, Inc.                                                        2,029,104
       43,000      Nuveen Investments - Class "A"                                                   2,202,890
       54,000      PNC Financial Services Group, Inc.                                               3,911,760
       14,800      Simon Property Group, Inc. (REIT)                                                1,341,176
       37,000      State Street Corporation                                                         2,308,800
       46,600      UBS AG                                                                           2,763,846
       62,100      W.R. Berkley Corporation                                                         2,197,719
--------------------------------------------------------------------------------------------------------------
                                                                                                   43,013,538
--------------------------------------------------------------------------------------------------------------
                   Health Care--15.9%
       44,700      Abbott Laboratories                                                              2,170,632
       10,700      Aetna, Inc.                                                                        423,185
       30,000  *   Alkermes, Inc.                                                                     475,500
       35,200  *   Amedisys, Inc.                                                                   1,396,384
       39,300  *   Amgen, Inc.                                                                      2,811,129
       32,800      Biomet, Inc.                                                                     1,055,832
       11,400  *   Cephalon, Inc.                                                                     703,950
       26,500  *   Coventry Health Care, Inc.                                                       1,365,280
       28,500      Eisai Co., Ltd. (ADR)                                                            1,378,351
       55,700  *   Elan Corporation PLC (ADR)                                                         856,666
       48,200      Eli Lilly & Company                                                              2,747,400
       58,700  *   Forest Laboratories, Inc.                                                        2,970,807
       47,600  *   Health Net, Inc.                                                                 2,071,552
       10,000  *   Kinetic Concepts, Inc.                                                             314,600
       55,200  *   Medco Health Solutions, Inc.                                                     3,318,072
       83,000      Medtronic, Inc.                                                                  3,854,520
       18,200      Omnicare, Inc.                                                                     784,238
       33,200  *   Patterson Companies, Inc.                                                        1,115,852
       53,700      Sanofi-Aventis (ADR)                                                             2,388,039
      181,500      Schering-Plough Corporation                                                      4,009,335
       35,500  *   Waters Corporation                                                               1,607,440
       28,100  *   WellPoint, Inc.                                                                  2,165,105
--------------------------------------------------------------------------------------------------------------
                                                                                                   39,983,869
--------------------------------------------------------------------------------------------------------------
                   Industrials--13.3%
       29,000      Boeing Company                                                                   2,286,650
       29,200      Danaher Corporation                                                              2,005,164
       24,600      Fastenal Company                                                                   948,822
       29,200      Fluor Corporation                                                                2,245,188
      147,800      General Electric Company                                                         5,217,340
       33,300      Joy Global, Inc.                                                                 1,252,413
       20,700      Lockheed Martin Corporation                                                      1,781,442
       12,800      Manpower, Inc.                                                                     784,256
       28,700  *   Monster Worldwide, Inc.                                                          1,038,653
       30,900      Oshkosh Truck Corporation                                                        1,559,523
       52,500      Precision Castparts Corporation                                                  3,315,900
       40,500  *   Terex Corporation                                                                1,831,410
       22,900      United Parcel Service, Inc. - Class "B"                                          1,647,426
       52,000      United Technologies Corporation                                                  3,294,200
      119,700      Waste Management, Inc.                                                           4,390,596
--------------------------------------------------------------------------------------------------------------
                                                                                                   33,598,983
--------------------------------------------------------------------------------------------------------------
                   Information Technology--18.8%
       95,600      Accenture, Ltd. - Class "A"                                                      3,031,476
       82,300  *   Adobe Systems, Inc.                                                              3,082,135
        7,100  *   Akamai Technologies, Inc.                                                          354,929
       55,900  *   Alliance Data Systems Corporation                                                3,085,121
       37,000  *   Amdocs, Ltd.                                                                     1,465,200
       32,500      Amphenol Corporation - Class "A"                                                 2,012,725
       33,300  *   Autodesk, Inc.                                                                   1,158,174
       25,600  *   Avid Technology, Inc.                                                              932,352
       62,500  *   Benchmark Electronics, Inc.                                                      1,680,000
       13,400      CDW Corporation                                                                    826,512
      133,800  *   Cisco Systems, Inc.                                                              3,077,400
      123,900  *   Corning, Inc.                                                                    3,024,399
       19,700  *   DST Systems, Inc.                                                                1,214,899
      269,800  *   EMC Corporation                                                                  3,232,204
       69,800  *   Foundry Networks, Inc.                                                             917,870
        7,100  *   Google, Inc. - Class "A"                                                         2,853,490
       29,000      Hewlett-Packard Company                                                          1,064,010
       33,100  *   Intuit, Inc.                                                                     1,062,179
       62,200  *   Lam Research Corporation                                                         2,819,526
       27,600  *   MEMC Electronic Materials, Inc.                                                  1,010,988
       26,200      Microchip Technology, Inc.                                                         849,404
      147,200      Microsoft Corporation                                                            4,022,976
       66,800  *   QLogic Corporation                                                               1,262,520
       42,500      QUALCOMM, Inc.                                                                   1,544,875
       50,700  *   Varian Semiconductor Equipment Associates, Inc.                                  1,860,690
--------------------------------------------------------------------------------------------------------------
                                                                                                   47,446,054
--------------------------------------------------------------------------------------------------------------
                   Materials--1.4%
       96,100      Companhia Vale Do Rio Doce (ADR)                                                 2,071,916
       24,800      Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                 1,320,848
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,392,764
--------------------------------------------------------------------------------------------------------------
                   Other--.8%
       34,900      Market 2000+ HOLDRs Trust                                                        2,023,851
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--1.4%
       33,400      AT&T, Inc.                                                                       1,087,504
       39,200  *   NeuStar, Inc. - Class "A"                                                        1,087,800
       77,952      Sprint Nextel Corporation                                                        1,336,877
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,512,181
--------------------------------------------------------------------------------------------------------------
                   Utilities--1.7%
       57,500      Dominion Resources, Inc.                                                         4,398,175
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $197,988,629)                                                  243,492,041
--------------------------------------------------------------------------------------------------------------
                   REPURCHASE AGREEMENT--3.2%
       $8,023M     UBS Securities 5%, dated 9/29/06, to be
                     repurchased at $8,026,343 on 10/2/06
                     (collateralized by U.S. Treasury Bonds, 6.75%,
                     8/15/26, valued at $8,282,105) (cost $8,023,000)                               8,023,000
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $206,011,629)                                    99.9%           251,515,041
Other Assets, Less Liabilities                                                      .1                265,835
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%          $251,780,876
==============================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts
    REIT  Real Estate Investment Trust

  At September 30, 2006, the cost of investments for federal income tax purposes was $207,106,298.
  Accumulated net unrealized appreciation on investments was $44,408,743, consisting of
  $48,661,890 gross unrealized appreciation and $4,253,147 gross unrealized depreciation.



Portfolio of Investments (unaudited)
HIGH YIELD FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount
     or Shares    Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS--91.0%
                   Aerospace/Defense--3.2%
         $550M     Alliant Techsystems, Inc., 6.75%, 2016                                            $543,125
          600M     DRS Technologies, Inc., 6.875%, 2013                                               595,500
          374M     Dyncorp International, LLC, 9.5%, 2013                                             388,960
          190M     GenCorp, Inc., 9.5%, 2013                                                          198,550
          400M     L-3 Communications Corp., 7.625%, 2012                                             414,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,140,135
--------------------------------------------------------------------------------------------------------------
                   Automotive--6.7%
          200M     Accuride Corp., 8.5%, 2015                                                         187,000
                   Asbury Automotive Group, Inc.:
          175M       9%, 2012                                                                         180,031
          600M       8%, 2014                                                                         595,500
          750M     Cooper Standard Automotive, Inc., 8.375%, 2014                                     555,000
          250M     Cummins, Inc., 9.5%, 2010                                                          263,075
          375M     Dana Corp., 9%, 2011  ++                                                           247,500
                   Delco Remy International, Inc.:
          500M       11%, 2009                                                                        242,500
          250M       9.375%, 2012                                                                     113,125
          500M     General Motors Acceptance Corp., 6.75%, 2014                                       488,880
          750M     Tenneco Automotive, Inc., 8.625%, 2014                                             744,375
          448M     TRW Automotive, Inc., 9.375%, 2013                                                 479,360
          400M     United Components, Inc., 9.375%, 2013                                              398,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,494,346
--------------------------------------------------------------------------------------------------------------
                   Chemicals--8.3%
          225M     BCP Crystal US Holdings Corp., 9.625%, 2014                                        245,250
          350M     Equistar Chemicals LP, 10.625%, 2011                                               377,125
          435M     Ethyl Corp., 8.875%, 2010                                                          454,575
          200M     Huntsman International, LLC, 7.375%, 2015  +                                       203,000
                   Huntsman, LLC :
          183M       11.625%, 2010                                                                    203,130
          319M       11.5%, 2012                                                                      364,457
          900M     IMC Global, Inc., 10.875%, 2013                                                  1,008,000
          700M     Innophos, Inc., 8.875%, 2014                                                       698,250
          213M     Lyondell Chemical Co., 9.5%, 2008                                                  220,189
          425M     Millennium America, Inc., 9.25%, 2008                                              439,875
          400M     Nell AF S.a.r.l., 8.375%, 2015  +                                                  399,000
          100M     Omnova Solutions, Inc., 11.25%, 2010                                               107,875
          337M     Terra Capital, Inc., 11.5%, 2010                                                   368,173
          450M     Tronox Worldwide, LLC, 9.5%, 2012                                                  464,063
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,552,962
--------------------------------------------------------------------------------------------------------------
                   Consumer Non-Durables--3.8%
          200M     Broder Brothers Co., 11.25%, 2010                                                  196,000
          500M     GFSI, Inc., 11%, 2011  +                                                           482,500
                   Levi Strauss & Co.:
          500M       10.26%, 2012  ***                                                                517,500
          400M       9.75%, 2015                                                                      417,000
          800M     Playtex Products, Inc., 9.375%, 2011                                               840,000
          100M     Remington Arms Co., 10.5%, 2011                                                     92,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,545,500
--------------------------------------------------------------------------------------------------------------
                   Energy--11.8%
          600M     Basic Energy Services, Inc., 7.125%, 2016  +                                       582,000
          700M     Bluewater Finance, Ltd., 10.25%, 2012                                              712,250
                   Chesapeake Energy Corp.:
          200M       7.5%, 2014                                                                       203,250
        1,000M       6.625%, 2016                                                                     970,000
          500M     Compagnie Generale de Geophysique, 7.5%, 2015                                      497,500
          250M     Delta Petroleum Corp., 7%, 2015                                                    231,250
          300M     Dresser, Inc., 9.375%, 2011                                                        315,375
        1,000M     El Paso Production Holding Co., 7.75%, 2013                                      1,027,500
          200M     Energy Partners, Ltd., 8.75%, 2010                                                 206,500
                   Giant Industries, Inc.:
          650M       11%, 2012                                                                        705,250
          450M       8%, 2014                                                                         489,375
          150M     Hilcorp Energy I, LP, 9%, 2016  +                                                  155,625
          750M     POGO Producing Co., 6.875%, 2017                                                   719,063
                   Stone Energy Corp.:
          600M       8.17%, 2010  +  ***                                                              597,750
          100M       6.75%, 2014                                                                      100,500
          400M     Tesoro Corp., 6.25%, 2012  +                                                       387,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,900,688
--------------------------------------------------------------------------------------------------------------
                   Financial Services--2.0%
          250M     Saxon Capital, Inc., 12%, 2014  +                                                  347,907
          950M     Targeted Return Index Securities Trust, 7.548  +                                   952,029
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,299,936
--------------------------------------------------------------------------------------------------------------
                   Food/Beverage/Tobacco--1.1%
                   Land O'Lakes, Inc.:
          200M       9%, 2010                                                                         213,000
           33M       8.75%, 2011                                                                       34,526
          200M     Pierre Foods, Inc., 9.875%, 2012                                                   204,000
          250M     Southern States Cooperative, Inc., 10.5%, 2010  +                                  263,125
--------------------------------------------------------------------------------------------------------------
                                                                                                      714,651
--------------------------------------------------------------------------------------------------------------
                   Food/Drug--1.2%
          750M     Ingles Markets, Inc., 8.875%, 2011                                                 785,625
--------------------------------------------------------------------------------------------------------------
                   Forest Products/Containers--1.9%
          250M     Jefferson Smurfit Corp., 8.25%, 2012                                               240,625
          250M     Packaging Dynamics Finance Corp., 10%, 2016  +                                     253,750
          370M     Tekni-Plex, Inc., 8.75%, 2013  +                                                   367,225
          375M     Verso Paper Holdings, LLC, 9.24%, 2014  +  ***                                     380,625
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,242,225
--------------------------------------------------------------------------------------------------------------
                   Gaming/Leisure--7.3%
          500M     Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     528,125
          250M     Herbst Gaming, Inc., 8.125%, 2012                                                  256,562
          500M     Isle of Capri Casinos, Inc., 7%, 2014                                              477,500
          600M     Mandalay Resort Group, 6.375%, 2011                                                589,500
          800M     MGM Mirage, Inc., 6.625%, 2015                                                     772,000
                   Park Place Entertainment Corp.:
          700M       9.375%, 2007                                                                     708,750
          500M       7%, 2013                                                                         514,686
        1,000M     Speedway Motorsports, Inc., 6.75%, 2013                                            995,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,842,123
--------------------------------------------------------------------------------------------------------------
                   Health Care--7.8%
          260M     Alliance Imaging, Inc., 7.25%, 2012                                                244,400
          500M     Encore Medical IHC, Inc., 9.75%, 2012                                              552,500
          400M     Fisher Scientific International, Inc., 6.125%, 2015                                399,000
          600M     Genesis Health Ventures, Inc., 9.75%, 2008  ++  **                                     375
                   HCA, Inc.:
          200M       6.75%, 2013                                                                      169,750
          985M       6.5%, 2016                                                                       792,925
          350M     Insight Health Services Corp., 9.875%, 2011                                        121,625
          140M     MedQuest, Inc., 11.875%, 2012                                                      122,850
        1,000M     Omnicare, Inc., 6.875%, 2015                                                       976,250
          100M     Res-Care, Inc., 7.75%, 2013                                                        100,250
                   Tenet Healthcare Corp.:
        1,050M       6.375%, 2011                                                                     927,938
          250M       9.25%, 2015                                                                      241,875
          600M     Triad Hospitals, Inc., 7%, 2013                                                    585,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,235,488
--------------------------------------------------------------------------------------------------------------
                   Housing--3.4%
          500M     Beazer Homes USA, Inc., 6.875%, 2015                                               455,000
          700M     Builders FirstSource, Inc., 9.66%, 2012  ***                                       689,500
          100M     NTK Holdings, Inc., 0%--10.75%, 2014  #                                             69,500
          500M     Ply Gem Industries, Inc., 9%, 2012                                                 401,250
                   William Lyon Homes, Inc.:
          500M       7.625%, 2012                                                                     406,250
          300M       10.75%, 2013                                                                     277,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,299,000
--------------------------------------------------------------------------------------------------------------
                   Information Technology--1.7%
          350M     Exodus Communications, Inc., 10.75%, 2009  ++  **                                      219
        1,000M     Iron Mountain, Inc., 8.25%, 2011                                                 1,002,510
          150M     Sanmina - SCI Corp., 8.125%, 2016                                                  147,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,150,479
--------------------------------------------------------------------------------------------------------------
                   Investment/Finance Companies--.8%
          500M     LaBranche & Co., Inc., 11%, 2012                                                   537,500
--------------------------------------------------------------------------------------------------------------
                   Manufacturing--2.0%
          200M     Case New Holland, Inc., 7.125%, 2014                                               201,750
          300M     Stewart & Stevenson, LLC, 10%, 2014  +                                             305,250
        1,000M     Wolverine Tube, Inc., 7.375%, 2008  +                                              855,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,362,000
--------------------------------------------------------------------------------------------------------------
                   Media-Broadcasting--4.9%
        1,250M     Block Communications, Inc., 8.25%, 2015  +                                       1,225,000
                   Clear Channel Communications, Inc.:
          320M       5.5%, 2014                                                                       297,775
          700M       4.9%, 2015                                                                       619,415
           50M     Nexstar Finance, Inc., 7%, 2014                                                     45,750
          350M     Sinclair Broadcasting Group, Inc., 8%, 2012                                        356,563
                   Young Broadcasting, Inc.:
          340M       10%, 2011                                                                        319,175
          500M       8.75%, 2014                                                                      427,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,291,178
--------------------------------------------------------------------------------------------------------------
                   Media-Cable TV--8.2%
          900M     Adelphia Communications Corp., 10.25%, 2011  ++                                    587,250
          715M     Atlantic Broadband Finance, LLC, 9.375%, 2014                                      702,488
          400M     Cablevision Systems Corp., 8%, 2012                                                407,000
                   Charter Communications Holdings, LLC:
        1,500M       10%, 2009                                                                      1,380,000
          250M       0% - 11.75%, 2011  #                                                             201,250
          250M     CSC Holdings, Inc., 8.125%, 2009                                                   260,312
        1,000M     Echostar DBS Corp., 6.375%, 2011                                                   976,250
        1,000M     Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                  992,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,507,050
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--2.8%
          500M     Cenveo, Inc., 7.875%, 2013                                                         476,250
                   MediaNews Group, Inc.:
          300M       6.875%, 2013                                                                     279,000
          200M       6.375%, 2014                                                                     177,500
                   Six Flags, Inc.:
          350M       8.875%, 2010                                                                     336,875
          150M       9.625%, 2014                                                                     134,250
          400M     Universal City Development Partners, Ltd., 11.75%, 2010                            433,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,836,875
--------------------------------------------------------------------------------------------------------------
                   Metals/Mining--1.0%
          200M     Metals USA, Inc., 11.125%, 2015                                                    220,000
          450M     Russell Metals, Inc., 6.375%, 2014                                                 427,500
--------------------------------------------------------------------------------------------------------------
                                                                                                      647,500
--------------------------------------------------------------------------------------------------------------
                   Retail-General Merchandise--3.1%
        1,000M     Gregg Appliances, Inc., 9%, 2013                                                   917,500
                   GSC Holdings Corp.:
          200M       9.38%, 2011  ***                                                                 209,000
          200M       8%, 2012                                                                         207,000
          700M     Neiman Marcus Group, Inc., 10.375%, 2015                                           759,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,093,000
--------------------------------------------------------------------------------------------------------------
                   Services--5.7%
                   Allied Waste NA, Inc.:
          400M       5.75%, 2011                                                                      385,500
          206M       9.25%, 2012                                                                      220,677
          200M       7.875%, 2013                                                                     205,500
          700M       7.375%, 2014                                                                     693,000
          250M     Ashtead Capital, Inc., 9%, 2016  +                                                 261,250
          220M     Hydrochem Industrial Services, Inc., 9.25%, 2013  +                                218,900
                   United Rentals, Inc.:
          300M       6.5%, 2012                                                                       291,000
          500M       7%, 2014                                                                         472,500
        1,000M     Waste Services, Inc., 9.5%, 2014                                                 1,030,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,778,327
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--.0%
          950M     E. Spire Communications, Inc., 13%, 2010  ++  **                                        95
--------------------------------------------------------------------------------------------------------------
                   Transportation--.2%
          137M     American Commercial Lines, LLC, 9.5%, 2015                                         150,015
--------------------------------------------------------------------------------------------------------------
                   Wireless Communications--2.1%
          800M     Nextel Communications, Inc., 5.95%, 2014                                           783,616
          600M     Rogers Wireless, Inc., 6.375%, 2014                                                600,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,384,366
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $63,911,833)                                                  60,791,064
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT OBLIGATIONS--1.5%
        1,000M     U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)                              1,009,961
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--.9%
                   Food/Drug--.5%
       12,800      Ingles Markets, Inc.                                                               337,664
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--.4%
        1,000  *   MediaNews Group, Inc. - Class "A"  **                                              225,000
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--.0%
          682  *   RCN Corporation                                                                     19,308
        1,200  *   RCN Corporation  **                                                                     12
          690  *   Viatel Holding (Bermuda), Ltd.  **                                                       2
        4,399  *   World Access, Inc.                                                                       5
--------------------------------------------------------------------------------------------------------------
                                                                                                       19,327
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $248,589)                                                          581,991
--------------------------------------------------------------------------------------------------------------
                   PREFERRED STOCKS--.5%
                   Manufacturing
          453      Day International Group, Inc., 12.25%, 2010, PIK (cost $425,143)                   359,248
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.2%
       $1,500M     Federal Home Loan Bank, 5.15%, 10/13/06 (cost $1,497,204)                        1,497,204
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--.6%
          400M     Toyota Motor Credit Co., 5.2%, 10/10/06 (cost $399,422)                            399,422
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $67,575,160)                                    96.7%             64,638,890
Other Assets, Less Liabilities                                                    3.3               2,186,252
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%            $66,825,142
==============================================================================================================

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees.  At September 30, 2006, the Fund held six securities that were fair valued by the
    Valuation Committee with an aggregate value of $225,703 representing .3% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on September 30, 2006

  + Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
    At September 30, 2006, the Fund held eighteen 144A securities with an aggregate value of $8,237,436 representing 12.3% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

  # Denotes a stepbond ( a zero coupon bond that converts to a fixed interest rate at a designated future date)

    At September 30, 2006, the cost of investments for federal income tax purposes was $67,575,160.
    Accumulated net unrealized depreciation on investments was $2,936,270, consisting of
    $1,762,231 gross unrealized appreciation and $4,698,501 gross unrealized depreciation.



Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
       Shares      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--96.0%
                   United Kingdom--21.9%
       49,307      Barratt Developments PLC                                                          $981,811
      190,707      British American Tobacco PLC                                                     5,143,941
      168,990      Cadbury Schweppes PLC                                                            1,794,542
      188,297      Diageo PLC                                                                       3,318,543
      113,867      Imperial Tobacco Group PLC                                                       3,785,995
       26,500      Northern Rock PLC                                                                  578,164
       44,844      Reckitt Benckiser PLC                                                            1,854,574
       69,049      Royal Bank of Scotland Group PLC                                                 2,371,927
      887,982      Tesco PLC                                                                        5,971,299
--------------------------------------------------------------------------------------------------------------
                                                                                                   25,800,796
--------------------------------------------------------------------------------------------------------------
                   Switzerland--12.6%
       44,179      Kuehne & Nagel International AG - Registered                                     3,047,557
          277      Lindt & Spruengli AG                                                               622,281
        8,575      Nestle SA - Registered                                                           2,981,538
       33,300      Novartis AG (ADR)                                                                1,946,052
       22,660      Roche Holding AG - Genusscheine                                                  3,906,928
       39,984      UBS AG - Registered                                                              2,385,106
--------------------------------------------------------------------------------------------------------------
                                                                                                   14,889,462
--------------------------------------------------------------------------------------------------------------
                   Spain--12.4%
      202,329      Banco Bilbao Vizcaya Argentaria SA                                               4,677,490
      224,592      Enagas                                                                           5,436,844
      115,961      Red Electrica de Espana                                                          4,496,423
--------------------------------------------------------------------------------------------------------------
                                                                                                   14,610,757
--------------------------------------------------------------------------------------------------------------
                   Australia--7.8%
      174,628      Aristocrat Leisure, Ltd.                                                         1,837,462
       70,797      Australia & New Zealand Banking Group, Ltd.                                      1,419,078
       73,167      News Corporation - Class "B"                                                     1,482,418
      170,389      Westfield Group                                                                  2,393,022
      133,798      Woolworths, Ltd.                                                                 2,022,901
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,154,881
--------------------------------------------------------------------------------------------------------------
                   Japan--6.3%
       33,900      Daito Trust Construction Company, Ltd.                                           1,840,503
       85,500      Millea Holdings, Inc.  +                                                         3,102,875
            0      Mitsubishi UFJ Financial Group, Inc.                                                 5,665
       45,600      Toyota Motor Corporation                                                         2,479,583
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,428,626
--------------------------------------------------------------------------------------------------------------
                   Ireland--5.5%
       56,333      Allied Irish Banks PLC                                                           1,498,560
      303,898      Anglo Irish Bank Corporation PLC                                                 4,985,279
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,483,839
--------------------------------------------------------------------------------------------------------------
                   Mexico--4.5%
       48,400      America Movil SA de CV (ADR) - Series "L"                                        1,905,508
       71,700  *   America Telecom SA de CV - Series "A1"                                             485,660
      677,800      Grupo Modelo SA de CV - Series "C"                                               2,957,393
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,348,561
--------------------------------------------------------------------------------------------------------------
                   South Korea--4.0%
       64,900      Kangwon Land, Inc.                                                               1,371,368
       21,905      KT&G Corporation                                                                 1,330,732
          548      Lotte Confectionary Company, Ltd.                                                  668,137
       35,464      S1 Corporation                                                                   1,380,717
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,750,954
--------------------------------------------------------------------------------------------------------------
                   India--3.1%
       59,600      HDFC Bank, Ltd. (ADR)                                                            3,638,580
--------------------------------------------------------------------------------------------------------------
                   Belgium--2.9%
        8,822      Colruyt SA                                                                       1,504,194
       35,580      InBev NV                                                                         1,956,986
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,461,180
--------------------------------------------------------------------------------------------------------------
                   France--2.9%
       45,182      M6 Metropole Television                                                          1,385,073
       31,149      Total SA                                                                         2,041,956
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,427,029
--------------------------------------------------------------------------------------------------------------
                   Netherlands--2.8%
       19,087      Aalberts Industries NV                                                           1,413,234
       49,143      TNT NV                                                                           1,861,958
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,275,192
--------------------------------------------------------------------------------------------------------------
                   Brazil--2.7%
       56,100      Banco Itau Holding Financeira SA (ADR)                                           1,683,000
       96,300      Souza Cruz SA                                                                    1,503,717
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,186,717
--------------------------------------------------------------------------------------------------------------
                   South Africa--1.9%
      110,221      Remgro, Ltd.                                                                     2,185,081
--------------------------------------------------------------------------------------------------------------
                   Hong Kong--1.7%
      112,800      HSBC Holdings PLC                                                                2,057,028
--------------------------------------------------------------------------------------------------------------
                   Taiwan--1.5%
      179,700      Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                               1,725,120
--------------------------------------------------------------------------------------------------------------
                   Norway--1.5%
       36,200      Orkla ASA                                                                        1,724,299
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $101,371,576)                                                  113,148,102
--------------------------------------------------------------------------------------------------------------
                   WARRANTS--2.7%
                   India
       28,595  *   Bharat Heavy Electricals, Ltd. (expiring 7/20/10)  +                             1,493,603
      160,400  *   Bharti Tele-Ventures, Ltd. (expiring 5/31/10)  +                                 1,638,967
--------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $3,206,455)                                                           3,132,570
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $104,578,031)                                     98.7%          116,280,672
Other Assets, Less Liabilities                                                      1.3             1,529,245
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%         $117,809,917
==============================================================================================================

*   Non-income producing

+   Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's
    Board of Trustees.  At September 30, 2006, the Fund held three securities that were fair valued by its
    Valuation Committee with an aggregate value of $6,235,445 representing 5.3% of the Fund's net assets.

    Summary of Abbreviations:
      ADR  American Depositary Receipts

    At September 30, 2006, the cost of investments for federal income tax purposes was $104,739,279.
    Accumulated net unrealized appreciation on investments was $11,541,393, consisting of
    $11,909,044 gross unrealized appreciation and $367,651 gross unrealized depreciation.



Portfolio of Investments (unaudited)
INTERNATIONAL  FUND
September 30, 2006


Sector diversification of the portfolio was as follows:
--------------------------------------------------------------------------------------------------------------
                                                                                Percentage
Sector                                                                       of Net Assets              Value
--------------------------------------------------------------------------------------------------------------
Food, Beverage & Tobacco....................................................          22.1%       $26,063,805
Banks.......................................................................          19.4         22,909,106
Utilities...................................................................           9.7         11,426,870
Food & Staples Retailing....................................................           8.1          9,498,394
Pharmaceuticals, Biotechnology & Life Sciences..............................           5.0          5,852,980
Transportation..............................................................           4.2          4,909,515
Diversified Financials......................................................           3.9          4,575,852
Media.......................................................................           3.8          4,506,458
Consumer Services...........................................................           2.7          3,208,830
Capital Goods...............................................................           2.7          3,137,533
Insurance...................................................................           2.6          3,102,875
Consumer Durables & Apparel.................................................           2.4          2,822,314
Automobiles & Components....................................................           2.1          2,479,583
Real Estate.................................................................           2.0          2,393,022
Telecommunication Services..................................................           2.0          2,391,168
Energy......................................................................           1.7          2,041,956
Household & Personal Products...............................................           1.6          1,854,574
Semiconductors & Semiconductor Equipment....................................           1.5          1,725,120
Commercial Services & Supply................................................           1.2          1,380,717
--------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                            98.7        116,280,672
Other Assets, Less Liabilities                                                         1.3          1,529,245
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%      $117,809,917
==============================================================================================================



Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS--70.8%
                   Aerospace/Defense--2.2%
         $300M     Boeing Co., 7.25%, 2025                                                           $357,469
                   Honeywell International, Inc.:
          100M       7.5%, 2010                                                                       107,323
          125M       6.125%, 2011                                                                     130,188
          100M     Precision Castparts Corp., 5.6%, 2013                                               99,586
          100M     TRW, Inc., 7.125%, 2009                                                            103,980
--------------------------------------------------------------------------------------------------------------
                                                                                                      798,546
--------------------------------------------------------------------------------------------------------------
                   Automotive--.8%
          300M     Daimler Chrysler NA Holdings Corp., 5.75%, 2009                                    301,417
--------------------------------------------------------------------------------------------------------------
                   Chemicals--1.6%
          300M     Air Products & Chemicals, Inc., 4.125%, 2010                                       288,332
          300M     Cabot Corp., 5.25%, 2013  +                                                        293,011
--------------------------------------------------------------------------------------------------------------
                                                                                                      581,343
--------------------------------------------------------------------------------------------------------------
                   Consumer Durables--.9%
          350M     Black & Decker Corp., 4.75%, 2014                                                  327,950
--------------------------------------------------------------------------------------------------------------
                   Consumer Non-Durables--2.1%
          100M     Avon Products, Inc., 4.2%, 2018                                                     87,996
          200M     Colgate-Palmolive Co., 5.98%, 2012                                                 208,369
          300M     Newell Rubbermaid, Inc., 6.75%, 2012                                               317,638
          150M     Procter & Gamble Co., 4.85%, 2015                                                  145,793
--------------------------------------------------------------------------------------------------------------
                                                                                                      759,796
--------------------------------------------------------------------------------------------------------------
                   Energy--2.5%
          300M     Nexen, Inc., 5.05%, 2013                                                           291,111
          300M     ONEOK, Inc., 5.51%, 2008                                                           300,213
          325M     Phillips Petroleum Co., 7.125%, 2028                                               337,210
--------------------------------------------------------------------------------------------------------------
                                                                                                      928,534
--------------------------------------------------------------------------------------------------------------
                   Financial--7.0%
          125M     American General Finance Corp., 8.125%, 2009                                       134,525
          100M     Caterpillar Financial Services Corp., 4.6%, 2014                                    95,688
          300M     CIT Group, Inc., 7.75%, 2012                                                       332,537
                   ERAC USA Finance Enterprise Co.:
          100M       7.35%, 2008  +                                                                   103,182
          355M       8%, 2011  +                                                                      388,871
          152M     Ford Motor Credit Co., 9.75%, 2010  +                                              157,063
          144M     General Electric Capital Corp., 8.5%, 2008                                         151,846
          375M     General Motors Acceptance Corp., 7.75%, 2010                                       384,518
          300M     Goldman Sachs Group, Inc., 6.45%, 2036                                             307,167
          200M     Household Finance Corp., 6.5%, 2008                                                205,121
          300M     Lehman Brothers Holdings, Inc., 5.75%, 2011                                        303,697
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,564,215
--------------------------------------------------------------------------------------------------------------
                   Financial Services--13.3%
          300M     Bank of America Corp., 7.4%, 2011                                                  324,981
          300M     Citigroup, Inc., 6%, 2033                                                          304,627
          150M     Comerica Bank, 7.125%, 2013                                                        153,178
          250M     First Union National Bank, 7.8%, 2010                                              271,925
          300M     Fleet Capital Trust II, 7.92%, 2026                                                312,913
          250M     Florida Windstorm Underwriting Assoc., 7.125%, 2019  +                             282,535
          300M     Hibernia Corp., 5.35%, 2014                                                        292,820
          360M     Independence Community Bank Corp., 4.9%, 2010                                      352,710
          300M     JPMorgan Chase & Co., 5.6%, 2011                                                   305,354
          375M     MetLife, Inc., 5.7%, 2035                                                          365,655
          100M     National City Bank of Pennsylvania, 7.25%, 2011                                    109,183
          350M     Nationsbank Corp., 7.8%, 2016                                                      408,335
          384M     Republic NY Corp., 7.75%, 2009                                                     409,082
          400M     Royal Bank of Scotland Group PLC, 5%, 2014                                         390,349
          200M     Wachovia Bank NA, 4.875%, 2015                                                     192,954
          400M     Washington Mutual, Inc., 5.95%, 2013                                               408,870
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,885,471
--------------------------------------------------------------------------------------------------------------
                   Food/Beverage/Tobacco--3.4%
          300M     Altria Group, Inc., 7%, 2013                                                       327,557
          190M     Bottling Group, LLC , 5%, 2013                                                     186,784
          350M     Bunge Limited Finance Corp., 5.875%, 2013                                          348,743
          150M     ConAgra Foods, Inc., 6.75%, 2011                                                   158,517
          200M     Pepsi Bottling Group, Inc., 7%, 2029                                               230,841
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,252,442
--------------------------------------------------------------------------------------------------------------
                   Food/Drug--1.7%
          200M     Delhaize America, Inc., 8.125%, 2011                                               215,658
                   Safeway, Inc.:
          200M       7%, 2007                                                                         203,120
          200M       6.5%, 2011                                                                       206,637
--------------------------------------------------------------------------------------------------------------
                                                                                                      625,415
--------------------------------------------------------------------------------------------------------------
                   Forest Products/Containers--3.0%
                   International Paper Co.:
          350M       6.75%, 2011                                                                      372,048
          450M       5.85%, 2012                                                                      460,400
          275M     Sappi Papier Holding AG, 6.75%, 2012  +                                            264,213
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,096,661
--------------------------------------------------------------------------------------------------------------
                   Gaming/Leisure--2.0%
          175M     Hilton Hotels Corp., 7.2%, 2009                                                    181,781
          250M     MGM Mirage, Inc., 8.5%, 2010                                                       267,187
          300M     Starwood Hotels & Resorts, 7.375%, 2007                                            303,375
--------------------------------------------------------------------------------------------------------------
                                                                                                      752,343
--------------------------------------------------------------------------------------------------------------
                   Health Care--3.7%
          300M     Abbott Laboratories, 5.875%, 2016                                                  311,354
          100M     Baxter International, Inc., 5.9%, 2016                                             102,895
          200M     Becton, Dickinson & Co., 7.15%, 2009                                               211,268
          350M     Fisher Scientific International, Inc., 6.75%, 2014                                 357,875
          200M     Tenet Healthcare Corp., 6.375%, 2011                                               176,750
          200M     Wyeth, 6.95%, 2011                                                                 212,874
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,373,016
--------------------------------------------------------------------------------------------------------------
                   Manufacturing--3.2%
          123M     Hanson Australia Funding, Ltd., 5.25%, 2013                                        118,772
          100M     Hanson PLC, 7.875%, 2010                                                           107,776
                   Ingersoll-Rand Co.:
          300M       4.75%, 2015                                                                      287,190
          125M       9%, 2021                                                                         163,652
                   United Technologies Corp.:
          100M       6.5%, 2009                                                                       103,159
          200M       7.125%, 2010                                                                     214,423
          180M       6.1%, 2012                                                                       188,312
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,183,284
--------------------------------------------------------------------------------------------------------------
                   Media-Broadcasting--2.3%
          250M     Comcast Cable Communications, Inc., 7.125%, 2013                                   269,892
          300M     Cox Communications, Inc., 4.625%, 2013                                             279,242
          300M     PanAmSat Corp., 6.375%, 2008                                                       300,750
--------------------------------------------------------------------------------------------------------------
                                                                                                      849,884
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--1.7%
          225M     AOL Time Warner, Inc., 6.875%, 2012                                                238,188
           75M     Viacom, Inc., 8.875%, 2014                                                          86,725
          300M     Walt Disney Co., 5.7%, 2011                                                        305,935
--------------------------------------------------------------------------------------------------------------
                                                                                                      630,848
--------------------------------------------------------------------------------------------------------------
                   Metals/Mining--1.4%
          200M     Alcoa, Inc., 6%, 2012                                                              206,179
          300M     Thiokol Corp., 6.625%, 2008                                                        304,762
--------------------------------------------------------------------------------------------------------------
                                                                                                      510,941
--------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts--2.9%
          142M     Archstone-Smith Trust, 7.9%, 2016                                                  158,140
          270M     AvalonBay Communities, Inc., 7.5%, 2010                                            292,019
          185M     Duke Weeks Realty Corp., 7.75%, 2009                                               197,250
          400M     Mack-Cali Realty LP, 7.75%, 2011                                                   433,067
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,080,476
--------------------------------------------------------------------------------------------------------------
                   Retail - General Merchandise--.3%
          100M     Lowe's Cos., Inc., 8.25%, 2010                                                     110,295
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--4.2%
          300M     Deutsche Telekom AG, 8%, 2010                                                      327,531
          250M     GTE Corp., 6.84%, 2018                                                             264,982
          200M     SBC Communications, Inc., 6.25%, 2011                                              206,682
          250M     Sprint Capital Corp., 6.375%, 2009                                                 256,184
          200M     Verizon New York, Inc., 6.875%, 2012                                               208,805
          250M     Vodafone AirTouch PLC, 7.75%, 2010                                                 268,272
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,532,456
--------------------------------------------------------------------------------------------------------------
                   Transportation--3.6%
          300M     Burlington Northern Santa Fe Corp., 4.3%, 2013                                     282,546
                   Canadian National Railway Co.:
          150M       7.375%, 2031                                                                     183,255
          300M       6.25%, 2034                                                                      323,254
          100M     FedEx Corp., 5.5%, 2009                                                            100,708
          100M     Norfolk Southern Corp., 7.7%, 2017                                                 117,051
          300M     Union Pacific Corp., 7.375%, 2009                                                  316,148
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,322,962
--------------------------------------------------------------------------------------------------------------
                   Utilities--6.5%
          150M     Carolina Power & Light, Inc., 5.15%, 2015                                          146,893
          265M     Consumers Energy Co., 6.375%, 2008                                                 268,087
          250M     Dominion Resources, Inc., 5%, 2013                                                 241,469
          144M     DPL, Inc., 6.875%, 2011                                                            152,312
          250M     Florida Power & Light Co., 5.85%, 2033                                             255,367
          300M     Georgia Power Co., 5.8%, 2035                                                      292,203
           75M     Jersey Central Power & Light Co., 5.625%, 2016                                      74,815
          150M     Kinder Morgan Finance Co., 5.35%, 2011                                             146,023
          100M     OGE Energy Corp., 5%, 2014                                                          96,137
          250M     PP&L Capital Funding, Inc., 8.375%, 2007                                           254,921
          305M     Public Service Electric & Gas Co., 6.75%, 2016                                     333,502
          100M     South Carolina Electric & Gas Co., 6.7%, 2011                                      106,035
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,367,764
--------------------------------------------------------------------------------------------------------------
                   Waste Management--.5%
          100M     Allied Waste NA, Inc., 5.75%, 2011                                                  96,375
          100M     Waste Management, Inc., 6.875%, 2009                                               103,957
--------------------------------------------------------------------------------------------------------------
                                                                                                      200,332
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $26,197,674)                                                  26,036,391
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS--11.2%
                   Fannie Mae:
          400M       5.25%, 2008                                                                      400,006
          400M       5.4%, 2009                                                                       400,095
          300M       5%, 2016                                                                         291,142
          400M       6%, 2016                                                                         401,484
          300M       5%, 2017                                                                         291,059
                   Federal Home Loan Bank:
          300M       4.91%, 2012                                                                      293,252
          500M       5.35%, 2018                                                                      487,712
          600M       5.5%, 2036                                                                       633,181
                   Freddie Mac:
          700M       5.2%, 2019                                                                       682,072
          250M       6.5%, 2020                                                                       250,260
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $4,078,097)                                 4,130,263
--------------------------------------------------------------------------------------------------------------
                   MORTGAGE-BACKED CERTIFICATES--9.3%
                   Fannie Mae--7.0%
          944M     6%, 1/1/2036                                                                       950,669
          832M     6.5%, 5/1/2036                                                                     847,206
          776M     6.5%, 6/1/2036                                                                     790,177
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,588,052
--------------------------------------------------------------------------------------------------------------
                   Freddie Mac--2.3%
          819M     6%, 2/1/2036                                                                       823,666
--------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $3,399,920)                                       3,411,718
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT OBLIGATIONS--4.9%
          292M     FDA Queens LP, 6.99%, 2017  +                                                      317,093
        1,210M     U.S. Treasury Bonds, 4.5%, 2036                                                  1,159,804
          300M     U.S. Treasury Notes, 5.125%, 2016                                                  311,297
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,759,990)                                        1,788,194
--------------------------------------------------------------------------------------------------------------
                   PASS THROUGH CERTIFICATES--1.7%
                   Transportation
           64M     American Airlines, Inc., 7.377%, 2019                                               59,181
          351M     Continental Airlines, Inc., 8.388%, 2020                                           342,747
          206M     FedEx Corp., 7.5%, 2018                                                            229,150
--------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $649,352)                                              631,078
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $36,085,033)                                     97.9%            35,997,644
Other Assets, Less Liabilities                                                     2.1                785,227
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%           $36,782,871
==============================================================================================================

+ Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
  At September 30, 2006, the Fund held seven 144A securities with an aggregate value of $1,805,968 representing 4.9% of the Fund's net assets.

  At September 30, 2006, the cost of investments for federal income tax purposes was $36,085,033.
  Accumulated net unrealized depreciation on investments was $87,389, consisting of
  $530,563 gross unrealized appreciation and $617,952 gross unrealized depreciation.



Portfolio of Investments (unaudited)
TARGET MATURITY 2007 FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal                                                                  Effective
        Amount     Security                                                         Yield+              Value
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--66.6%
                   Agency For International Development - Israel:
         $913M       8/15/2007                                                       4.95%           $874,627
          750M       11/15/2007                                                      4.96             709,662
        3,304M     Government Trust Certificate - Israel Trust, 11/15/2007           4.99           3,125,244
          586M     International Bank for Reconstruction &
                     Development, 8/15/2007                                          5.28             559,803
        4,666M     Resolution Funding Corporation, 10/15/2007                        4.81           4,439,984
        2,350M     Tennessee Valley Authority, 11/1/2007                             5.10           2,224,557
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $11,706,636)                   11,933,877
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--32.9%
        6,210M     U.S. Treasury Strips, 11/15/2007 (cost $5,756,422)                4.78           5,887,570
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $17,463,058)                             99.5%                    17,821,447
Other Assets, Less Liabilities                                              .5                         82,480
--------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                   $17,903,927
==============================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2006.

  At September 30, 2006, the cost of investments for federal income tax purposes was $17,484,723.
  Accumulated net unrealized appreciation on investments was $336,724, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal                                                                      Effective
        Amount     Security                                                             Yield+          Value
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--57.0%
                   Agency For International Development - Israel:
       $1,303M       8/15/2010                                                           4.68%     $1,089,184
          495M       9/15/2010                                                           4.68         412,121
                   Fannie Mae:
        1,260M       8/7/2010                                                            4.79       1,049,803
          700M       10/8/2010                                                           4.81         578,198
          100M       11/29/2010                                                          4.81          82,021
        1,100M     Freddie Mac, 9/15/2010                                                4.78         912,161
          200M     Government Trust Certificate - Israel Trust, 11/15/2010               4.74         164,816
        1,990M     Government Trust Certificate - Turkey Trust, 11/15/2010               4.74       1,639,915
        1,600M     Resolution Funding Corporation, 1/15/2011                             4.55       1,318,870
        1,250M     Tennessee Valley Authority, 11/1/2010                                 4.87       1,026,929
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $7,652,068)                     8,274,018
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--42.7%
        7,435M     U.S. Treasury Strips, 11/15/2010 (cost $5,803,869)                    4.50       6,187,154
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $13,455,937)                             99.7%                    14,461,172
Other Assets, Less Liabilities                                              .3                         41,649
--------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                   $14,502,821
==============================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2006.

  At September 30, 2006, the cost of investments for federal income tax purposes was $13,456,465.
  Accumulated net unrealized appreciation on investments was $1,004,707, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal                                                                      Effective
        Amount     Security                                                             Yield+          Value
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--48.9%
                   Agency For International Development - Israel:
         $698M       9/15/2015                                                           4.88%       $452,989
          900M       11/1/2015                                                           4.90         579,688
        2,784M       11/15/2015                                                          4.90       1,789,054
          300M       3/15/2016                                                           4.91         189,627
                   Fannie Mae:
          243M       8/12/2015                                                           4.95         157,555
          600M       9/23/2015                                                           5.05         383,405
        2,818M       11/15/2015                                                          5.01       1,794,581
          650M     Federal Judiciary Office Building, 2/15/2015                          4.88         434,175
                   Freddie Mac:
          550M       3/15/2015                                                           4.96         363,293
        1,760M       9/15/2015                                                           4.98       1,133,045
          625M       1/15/2016                                                           5.00         395,106
          210M     Government Trust Certificate
                   Turkey Trust, 5/15/2015                                               4.95         137,705
          200M     International Bank for Reconstruction
                     & Development, 2/15/2015                                            5.19         130,254
                   Resolution Funding Corporation:
        3,177M       10/15/2015                                                          4.81       2,067,735
          320M       1/15/2016                                                           4.82         205,622
        2,000M     Tennessee Valley Authority, 11/1/2015                                 5.11       1,264,150
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $10,904,582)                   11,477,984
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--48.4%
       17,275M     U.S. Treasury Strips, 11/15/2015 (cost $10,760,320)                   4.67      11,339,345
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,664,902)                               97.3%                  22,817,329
Other Assets, Less Liabilities                                               2.7                      642,062
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%                 $23,459,391
==============================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2006.

  At September 30, 2006, the cost of investments for federal income tax purposes was $21,678,668.
  Accumulated net unrealized appreciation on investments was $1,138,661, consisting of
  $1,180,449 gross unrealized appreciation and $41,788 gross unrealized depreciation.



Portfolio of Investments (unaudited)
VALUE FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--95.4%
                   Consumer Discretionary--17.9%
        3,900      Autoliv, Inc.                                                                     $214,929
       16,800      Bob Evans Farms, Inc.                                                              508,704
       11,100      Carnival Corporation                                                               522,033
        8,700      CBS Corporation - Class "B"                                                        245,079
       23,500      Clear Channel Communications, Inc.                                                 677,975
       41,700      Dollar General Corporation                                                         568,371
       25,900      Family Dollar Stores, Inc.                                                         757,316
        4,900      Gannett Company, Inc.                                                              278,467
       12,700      Genuine Parts Company                                                              547,751
       13,900      H&R Block, Inc.                                                                    302,186
        4,625  *   Hanesbrands, Inc.                                                                  104,109
       17,900      Home Depot, Inc.                                                                   649,233
        6,100      J.C. Penney Company, Inc. (Holding Co.)                                            417,179
       13,100      Jones Apparel Group, Inc.                                                          424,964
       12,100      Kenneth Cole Productions, Inc. - Class "A"                                         294,877
        4,900      Kimball International, Inc. - Class "B"                                             94,570
       22,100      Lee Enterprises, Inc.                                                              557,804
       26,600      Leggett & Platt, Inc.                                                              665,798
        6,900      Liz Claiborne, Inc.                                                                272,619
        7,200      Magna International, Inc. - Class "A"                                              525,816
       25,800      McDonald's Corporation                                                           1,009,296
       25,700      Modine Manufacturing Company                                                       625,281
        6,600      Natuzzi SpA (ADR)                                                                   47,784
       22,300      New York Times Company - Class "A"                                                 512,454
       11,000      Newell Rubbermaid, Inc.                                                            311,520
       19,400      OSI Restaurant Partners, Inc.                                                      615,174
       24,800      Pearson PLC (ADR)                                                                  353,152
       26,900      Talbots, Inc.                                                                      733,025
       13,500      Tiffany & Company                                                                  448,200
       34,500      Time Warner, Inc.                                                                  628,935
       19,200      Tribune Company                                                                    628,224
       30,800      Walt Disney Company                                                                952,028
        7,880  *   Wyndham Worldwide Corporation                                                      220,404
--------------------------------------------------------------------------------------------------------------
                                                                                                   15,715,257
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--10.5%
       20,200      Anheuser-Busch Companies., Inc.                                                    959,702
       18,600      Avon Products, Inc.                                                                570,276
       20,000      Coca-Cola Company                                                                  893,600
       15,400      ConAgra Foods, Inc.                                                                376,992
        8,295      Del Monte Foods Company                                                             86,683
       11,200      Diageo PLC (ADR)                                                                   795,648
       10,800      Estee Lauder Companies, Inc. - Class "A"                                           435,564
        4,100      Fomento Economico Mexicano SA de CV (ADR)                                          397,454
       13,900      H.J. Heinz Company                                                                 582,827
       10,600      Kimberly-Clark Corporation                                                         692,816
       22,400      Kraft Foods, Inc. - Class "A"                                                      798,784
       13,600      Ruddick Corporation                                                                354,008
       37,000      Sara Lee Corporation                                                               594,590
       14,200      Tasty Baking Company                                                               129,646
       27,300      Topps Company, Inc.                                                                244,608
        9,000      UST, Inc.                                                                          493,470
       17,000      Wal-Mart Stores, Inc.                                                              838,440
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,245,108
--------------------------------------------------------------------------------------------------------------
                   Energy--7.1%
       12,800      Anadarko Petroleum Corporation                                                     561,024
       10,600      BP PLC (ADR)                                                                       695,148
       16,312      Chevron Corporation                                                              1,057,996
       12,800      ConocoPhillips                                                                     761,984
        9,900      Diamond Offshore Drilling, Inc.                                                    716,463
       12,600      Marathon Oil Corporation                                                           968,940
       12,600      Royal Dutch Shell PLC - Class "A" (ADR)                                            832,860
       13,900      Tidewater, Inc.                                                                    614,241
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,208,656
--------------------------------------------------------------------------------------------------------------
                   Financials--25.4%
       11,000      A.G. Edwards, Inc.                                                                 586,080
        4,400      ACE, Ltd.                                                                          240,812
        4,100      Allstate Corporation                                                               257,193
        4,600      American International Group, Inc.                                                 304,796
       12,200      AmSouth Bancorporation                                                             354,288
       24,800      Amvescap PLC (ADR)                                                                 543,616
       15,200      Aon Corporation                                                                    514,824
       24,700      Aspen Insurance Holdings, Ltd.                                                     638,001
        9,900      Assured Guaranty, Ltd.                                                             256,707
       35,700      Bank Mutual Corporation                                                            433,041
       21,655      Bank of America Corporation                                                      1,160,058
       25,200      Bank of New York Company, Inc.                                                     888,552
       23,975      Brookfield Asset Management, Inc. - Class "A"                                    1,063,052
       19,300      Brookline Bancorp, Inc.                                                            265,375
        9,622      Chubb Corporation                                                                  499,959
       12,422      Cincinnati Financial Corporation                                                   597,001
       17,900      Citigroup, Inc.                                                                    889,093
        9,900      Comerica, Inc.                                                                     563,508
       43,100      Eagle Hospitality Properties Trust, Inc.                                           400,830
       10,100      Erie Indemnity Company - Class "A"                                                 528,937
        5,200      FBL Financial Group, Inc. - Class "A"                                              174,044
       21,600      Hudson City Bancorp, Inc.                                                          286,200
        6,000      IPC Holdings, Ltd.                                                                 182,520
       22,900      JPMorgan Chase & Company                                                         1,075,384
       13,300      KeyCorp                                                                            497,952
       10,632      Lincoln National Corporation                                                       660,035
       10,100      Merrill Lynch & Company, Inc.                                                      790,022
       13,400      Morgan Stanley                                                                     976,994
       29,800      NewAlliance Bancshares, Inc.                                                       436,570
       13,800      North Fork Bancorporation, Inc.                                                    395,232
        7,700      One Liberty Properties, Inc. (REIT)                                                172,480
       13,800      Plum Creek Timber Company, Inc. (REIT)                                             469,752
        6,600      PMI Group, Inc.                                                                    289,146
        7,700      PNC Financial Services Group, Inc.                                                 557,788
       13,700      Protective Life Corporation                                                        626,775
       19,600      Regions Financial Corporation                                                      721,084
        4,700      St. Joe Company                                                                    257,889
        4,200      State National Bancshares, Inc.                                                    159,558
        9,582      State Street Corporation                                                           597,917
        8,500      SunTrust Banks, Inc.                                                               656,880
        7,503      TD Banknorth, Inc.                                                                 216,687
       14,000      Waddell & Reed Financial, Inc. - Class "A"                                         346,500
       20,200      Wells Fargo & Company                                                              730,836
--------------------------------------------------------------------------------------------------------------
                                                                                                   22,263,968
--------------------------------------------------------------------------------------------------------------
                   Health Care--5.2%
       17,700      Abbott Laboratories                                                                859,512
       10,300      Biomet, Inc.                                                                       331,557
       10,900      GlaxoSmithKline PLC (ADR)                                                          580,207
       14,200      Johnson & Johnson                                                                  922,148
        8,100      Novartis AG (ADR)                                                                  473,364
       33,600      Pfizer, Inc.                                                                       952,896
       20,500      Schering-Plough Corporation                                                        452,845
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,572,529
--------------------------------------------------------------------------------------------------------------
                   Industrials--8.7%
        5,900      3M Company                                                                         439,078
        8,200      Adesa, Inc.                                                                        189,502
          900      Alexander & Baldwin, Inc.                                                           39,933
        9,700      American Power Conversion Corporation                                              213,012
        7,200      Avery Dennison Corporation                                                         433,224
        2,940      Avis Budget Group, Inc.                                                             53,773
       13,100      Dover Corporation                                                                  621,464
       17,800      Federal Signal Corporation                                                         271,450
       10,200      General Dynamics Corporation                                                       731,034
       18,500      Honeywell International, Inc.                                                      756,650
        3,800      Illinois Tool Works, Inc.                                                          170,620
       19,300      Masco Corporation                                                                  529,206
       11,400      Norfolk Southern Corporation                                                       502,170
        5,700      Pall Corporation                                                                   175,617
       13,800      Pitney Bowes, Inc.                                                                 612,306
        3,200      SPX Corporation                                                                    171,008
       24,500      Tyco International, Ltd.                                                           685,755
        6,300      United Parcel Service, Inc. - Class "B"                                            453,222
       30,900      Werner Enterprises, Inc.                                                           578,139
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,627,163
--------------------------------------------------------------------------------------------------------------
                   Information Technology--4.9%
       25,600  *   Agile Software Corporation                                                         167,168
       12,000      Automatic Data Processing, Inc.                                                    568,080
       11,200      AVX Corporation                                                                    198,128
       19,400      Hewlett-Packard Company                                                            711,786
       16,000      Intel Corporation                                                                  329,120
        3,200      International Business Machines Corporation                                        262,208
       44,300      Methode Electronics, Inc. - Class "A"                                              421,293
       26,400      Microsoft Corporation                                                              721,512
       13,900      Motorola, Inc.                                                                     347,500
       23,100      Nokia Corporation - Class "A" (ADR)                                                454,839
       13,100  *   Planar Systems, Inc.                                                               148,685
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,330,319
--------------------------------------------------------------------------------------------------------------
                   Materials--7.1%
        9,000      Air Products & Chemicals, Inc.                                                     597,330
        8,000      Albemarle Corporation                                                              434,640
       13,800      Alcoa, Inc.                                                                        386,952
       27,667      Chemtura Corporation                                                               239,873
       16,500      Compass Minerals International, Inc.                                               467,115
       22,700      Dow Chemical Company                                                               884,846
       19,200      Du Pont (E.I.) de Nemours & Company                                                822,528
       15,800      Lubrizol Corporation                                                               722,534
       14,500      MeadWestvaco Corporation                                                           384,395
       18,270      Myers Industries, Inc.                                                             310,590
       38,000      Sappi, Ltd. (ADR)                                                                  483,740
       15,400      Sonoco Products Company                                                            518,056
        1,311      Tronox, Inc. - Class "B"                                                            16,741
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,269,340
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--4.0%
        2,745      ALLTEL Corporation                                                                 152,347
       18,700      AT&T, Inc.                                                                         608,872
       10,800      BellSouth Corporation                                                              461,700
        2,900      CT Communications, Inc.                                                             62,988
       12,732      D&E Communications, Inc.                                                           160,551
        1,030      Embarq Corporation                                                                  49,821
        8,400      Nippon Telegraph and Telephone Corporation (ADR)                                   206,052
       31,400      Sprint Nextel Corporation                                                          538,510
        6,600      Telephone & Data Systems, Inc.                                                     277,860
        6,600      Telephone & Data Systems, Inc. - Special Shares                                    269,610
       18,118      Verizon Communications, Inc.                                                       672,721
        2,838      Windstream Corporation                                                              37,433
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,498,465
--------------------------------------------------------------------------------------------------------------
                   Utilities--4.6%
        8,050      American States Water Company                                                      307,912
       10,900      FPL Group, Inc.                                                                    490,500
        9,300      KeySpan Corporation                                                                382,602
       19,300      MDU Resources Group, Inc.                                                          431,162
       22,000      NiSource, Inc.                                                                     478,280
       12,300      Northwest Natural Gas Company                                                      483,144
       10,100      ONEOK, Inc.                                                                        381,679
       12,800      Southwest Gas Corporation                                                          426,496
       12,100      United Utilities PLC (ADR)                                                         320,408
       13,700      Vectren Corporation                                                                367,845
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,070,028
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $63,840,449)                                                    83,800,833
--------------------------------------------------------------------------------------------------------------
                   CONVERTIBLE PREFERRED STOCKS--.5%
                   Financials
       15,100      Lehman Brothers Holdings, Inc., 6.25%
                   2007 - Series "GIS" (cost $383,537)                                                415,250
--------------------------------------------------------------------------------------------------------------
                   PREFERRED STOCKS--.4%
                   Telecommunication Services--.2%
        7,500      Verizon South, Inc., 7%, 2041 - Series "F"                                         190,050
--------------------------------------------------------------------------------------------------------------
                   Utilities--.2%
        6,800      Entergy Louisiana, Inc., 7.6%, 2032                                                171,700
--------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $356,067)                                                       361,750
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--3.2%
       $2,800M     Toyota Motor Credit Co., 5.2%, 10/10/06 (cost $2,795,953)                        2,795,953
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $67,376,006)                                           99.5%      87,373,786
Other Assets, Less Liabilities                                                            .5          458,933
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%     $87,832,719
==============================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts
    REIT  Real Estate Investment Trust


  At September 30, 2006, the cost of investments for federal income tax purposes was $67,383,229.
  Accumulated net unrealized appreciation on investments was $19,990,557, consisting of
  $21,308,100 gross unrealized appreciation and $1,317,543 gross unrealized depreciation.



Portfolio of Investments (unaudited)
SPECIAL BOND FUND
September 30, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount,
     Shares or
      Warrants    Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS--91.0%
                   Aerospace/Defense--2.5%
         $175M     Alliant Techsystems, Inc., 6.75%, 2016                                            $172,812
          150M     DRS Technologies, Inc., 6.875%, 2013                                               148,875
           86M     DynCorp International, LLC, 9.5%, 2013                                              89,440
--------------------------------------------------------------------------------------------------------------
                                                                                                      411,127
--------------------------------------------------------------------------------------------------------------
                   Automotive--5.3%
          100M     Accuride Corp., 8.5%, 2015                                                          93,500
           75M     Asbury Automotive Group, Inc., 9%, 2012                                             77,156
          594M     Cambridge Industries Liquidating Trust, 2007  ++  **                                   371
          250M     Cooper Standard Automotive, Inc., 8.375%, 2014                                     185,000
          175M     Dana Corp., 9%, 2011  ++                                                           115,500
          150M     General Motors Acceptance Corp., 6.75%, 2014                                       146,664
          228M     TRW Automotive, Inc., 9.375%, 2013                                                 243,960
--------------------------------------------------------------------------------------------------------------
                                                                                                      862,151
--------------------------------------------------------------------------------------------------------------
                   Chemicals--9.5%
           15M     BCP Crystal US Holdings Corp., 9.625%, 2014                                         16,350
          150M     Equistar Chemicals LP, 10.625%, 2011                                               161,625
          100M     Ethyl Corp., 8.875%, 2010                                                          104,500
          250M     Huntsman International, LLC, 7.375%, 2015  +                                       253,750
           67M     Huntsman, LLC, 11.625%, 2010                                                        74,370
          100M     IMC Global, Inc., 10.875%, 2013                                                    112,000
          300M     Innophos, Inc., 8.875%, 2014                                                       299,250
           91M     Lyondell Chemical Co., 9.5%, 2008                                                   94,071
          200M     Millennium America, Inc., 9.25%, 2008                                              207,000
          100M     Nell AF S.a.r.l., 8.375%, 2015  +                                                   99,750
          125M     Tronox Worldwide, LLC, 9.5%, 2012                                                  128,906
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,551,572
--------------------------------------------------------------------------------------------------------------
                   Consumer Non-Durables--2.2%
          100M     Broder Brothers Co., 11.25%, 2010                                                   98,000
                   Levi Strauss & Co.:
          150M       10.26%, 2012  ***                                                                155,250
          100M       9.75%, 2015                                                                      104,250
--------------------------------------------------------------------------------------------------------------
                                                                                                      357,500
--------------------------------------------------------------------------------------------------------------
                   Energy--17.2%
          125M     Basic Energy Services, Inc., 7.125%, 2016  +                                       121,250
          250M     Belden & Blake Corp., 8.75%, 2012                                                  258,125
          300M     Bluewater Finance, Ltd., 10.25%, 2012                                              305,250
                   Chesapeake Energy Corp.:
          500M       6.375%, 2015                                                                     480,000
          150M       6.625%, 2016                                                                     145,500
          150M     Compagnie Generale de Geophysique, 7.5%, 2015                                      149,250
          125M     Dresser, Inc., 9.375%, 2011                                                        131,406
          250M     El Paso Production Holding Co., 7.75%, 2013                                        256,875
          644M     Giant Industries, Inc., 11%, 2012                                                  698,740
          100M     POGO Producing Co., 6.875%, 2017                                                    95,875
           60M     Stone Energy Corp., 8.17%, 2010  +  ***                                             59,775
          110M     Tesoro Corp., 6.25%, 2012  +                                                       106,562
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,808,608
--------------------------------------------------------------------------------------------------------------
                   Financial Services--1.8%
           75M     Saxon Capital, Inc., 12%, 2014  +                                                  104,372
          200M     Targeted Return Index Securities Trust, 7.548  +                                   200,427
--------------------------------------------------------------------------------------------------------------
                                                                                                      304,799
--------------------------------------------------------------------------------------------------------------
                   Food/Beverage/Tobacco--.1%
            9M     Land O'Lakes, Inc., 8.75%, 2011                                                      9,416
--------------------------------------------------------------------------------------------------------------
                   Forest Products/Containers--3.5%
          100M     Jefferson Smurfit Corp., 8.25%, 2012                                                96,250
          250M     Packaging Dynamics Finance Corp., 10%, 2016  +                                     253,750
          130M     Tekni-Plex, Inc., 8.75%, 2013   +                                                  129,025
          100M     Verso Paper Holdings, LLC, 9.24%, 2014  +  ***                                     101,500
--------------------------------------------------------------------------------------------------------------
                                                                                                      580,525
--------------------------------------------------------------------------------------------------------------
                   Gaming/Leisure--7.8%
          250M     Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     264,062
           50M     Herbst Gaming, Inc., 8.125%, 2012                                                   51,312
          180M     Mandalay Resort Group, 6.375%, 2011                                                176,850
          240M     MGM Mirage, Inc., 6.625%, 2015                                                     231,600
          300M     Park Place Entertainment Corp., 9.375%, 2007                                       303,750
          255M     Speedway Motorsports, Inc., 6.75%, 2013                                            253,725
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,281,299
--------------------------------------------------------------------------------------------------------------
                   Health Care--9.3%
           90M     Alliance Imaging, Inc., 7.25%, 2012                                                 84,600
          250M     DaVita, Inc., 7.25%, 2015                                                          246,875
          120M     Fisher Scientific International, Inc., 6.125%, 2015                                119,700
                   HCA, Inc.:
           70M        6.75%, 2013                                                                      59,413
          295M        6.5%, 2016                                                                      237,475
          150M     Insight Health Services Corp., 9.875%, 2011                                         52,125
           60M     MedQuest, Inc., 11.875%, 2012                                                       52,650
          550M     Tenet Healthcare Corp., 6.375%, 2011                                               486,063
          180M     Triad Hospitals, Inc., 7%, 2013                                                    175,725
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,514,626
--------------------------------------------------------------------------------------------------------------
                   Housing--2.0%
          140M     Beazer Homes USA, Inc., 6.875%, 2015                                               127,400
          200M     Builders FirstSource, Inc., 9.66%, 2012  ***                                       197,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      324,400
--------------------------------------------------------------------------------------------------------------
                   Information Technology--.3%
          150M     Exodus Communications, Inc., 10.75%, 2009  ++  **                                       94
           50M     Sanmina - SCI Corp., 8.125%, 2016                                                   49,250
--------------------------------------------------------------------------------------------------------------
                                                                                                       49,344
--------------------------------------------------------------------------------------------------------------
                   Manufacturing--2.0%
           60M     Case New Holland, Inc., 7.125%, 2014                                                60,525
          100M     Stewart & Stevenson, LLC, 10%, 2014  +                                             101,750
          200M     Wolverine Tube, Inc., 7.375%, 2008  +                                              171,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      333,275
--------------------------------------------------------------------------------------------------------------
                   Media-Broadcasting--3.8%
                   Clear Channel Communications, Inc.:
           80M       5.5%, 2014                                                                        74,444
          200M       4.9%, 2015                                                                       176,976
          150M     Sinclair Broadcasting Group, Inc., 8%, 2012                                        152,813
                   Young Broadcasting, Inc.:
          136M       10%, 2011                                                                        127,670
          100M       8.75%, 2014                                                                       85,500
--------------------------------------------------------------------------------------------------------------
                                                                                                      617,403
--------------------------------------------------------------------------------------------------------------
                   Media-Cable TV--8.9%
          355M     Adelphia Communications Corp. , 10.25%, 2011  ++                                   231,638
          135M     Atlantic Broadband Finance, LLC, 9.375%, 2014                                      132,638
          200M     Cablevision Systems Corp., 8%, 2012                                                203,500
          500M     Charter Communications Holdings, LLC, 10%, 2009                                    460,000
          125M     CSC Holdings, Inc., 8.125%, 2009                                                   130,156
          310M     Echostar DBS Corp., 6.375%, 2011                                                   302,638
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,460,570
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--4.9%
          300M     Cenveo, Inc., 7.875%, 2013                                                         285,750
                   MediaNews Group, Inc.:
           75M       6.875%, 2013                                                                      69,750
           50M       6.375%, 2014                                                                      44,375
                   Six Flags, Inc.:
          150M       8.875%, 2010                                                                     144,375
           50M       9.625%, 2014                                                                      44,750
          200M     Universal City Development Partners, Ltd., 11.75%, 2010                            216,500
--------------------------------------------------------------------------------------------------------------
                                                                                                      805,500
--------------------------------------------------------------------------------------------------------------
                   Metals/Mining--1.1%
           50M     Metals USA, Inc., 11.125%, 2015                                                     55,000
          130M     Russell Metals, Inc., 6.375%, 2014                                                 123,500
--------------------------------------------------------------------------------------------------------------
                                                                                                      178,500
--------------------------------------------------------------------------------------------------------------
                   Retail-General  Merchandise--2.0%
          100M     GSC Holdings Corp., 8%, 2012                                                       103,500
          200M     Neiman Marcus Group, Inc., 10.375%, 2015                                           217,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      320,500
--------------------------------------------------------------------------------------------------------------
                   Services--4.2%
                   Allied Waste NA, Inc.:
          150M       5.75%, 2011                                                                      144,562
          300M       7.375%, 2014                                                                     297,000
          100M     Hydrochem Industrial Services, Inc., 9.25%, 2013  +                                 99,500
          150M     United Rentals, Inc., 7%, 2014                                                     141,750
--------------------------------------------------------------------------------------------------------------
                                                                                                      682,812
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--.0%
          600M     ICG Services, Inc., 10%, 2008  ++  **                                                  375
--------------------------------------------------------------------------------------------------------------
                   Transportation--.2%
           29M     American Commercial Lines, LLC, 9.5%, 2015                                          31,755
--------------------------------------------------------------------------------------------------------------
                   Wireless Communications--2.4%
          200M     Nextel Communications, Inc., 5.95%, 2014                                           195,904
          200M     Rogers Wireless, Inc., 6.375%, 2014                                                200,250
--------------------------------------------------------------------------------------------------------------
                                                                                                      396,154
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $15,973,355)                                                  14,882,211
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--3.0%
                   Food/Drug--.9%
        5,500      Ingles Markets, Inc.                                                               145,090
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--2.1%
        1,500  *   MediaNews Group, Inc. - Class "A"  **                                              337,500
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--.0%
          284  *   RCN Corporation                                                                      8,045
          500  *   RCN Corporation  **                                                                      5
          230  *   Viatel Holding (Bermuda), Ltd.  **                                                       1
        1,571  *   World Access, Inc.                                                                       2
--------------------------------------------------------------------------------------------------------------
                                                                                                        8,053
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $130,696)                                                          490,643
--------------------------------------------------------------------------------------------------------------
                   PREFERRED STOCKS--1.5%
                   Manufacturing
          305      Day International Group, Inc., 12.25%, 2010, PIK (cost $285,860)                   242,030
--------------------------------------------------------------------------------------------------------------
                   WARRANTS--.0%
                   Telecommunication
          250  *   GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)  +  **                          --
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--1.8%
         $300M     Toyota Motor Credit Co., 5.2%, 10/10/06 (cost $299,566)                            299,566
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $16,712,064)                                97.3%                 15,914,450
Other Assets, Less Liabilities                                                2.7                     437,658
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%                $16,352,108
==============================================================================================================

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's
    Board of Trustees.  At September 30, 2006, the Fund held seven securities that were fair valued by its
    Valuation Committee with an aggregate value of $338,346 representing 2.1% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on September 30, 2006

 +  Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
    At September 30, 2006, the Fund held fourteen 144A securities with an aggregate value of $1,802,411 representing 11.0% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

    At September 30, 2006, the cost of investments for federal income tax purposes was $16,712,064.
    Accumulated net unrealized depreciation on investments was $797,614, consisting of
    $732,142 gross unrealized appreciation and $1,529,756 gross unrealized depreciation.


Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 29, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 29, 2006